BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 1.18%, 12/25/33 .... USD 122 $ 113,917
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.72%, 05/25/37 .... 89 20,712
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 .. 3 2,427
Series 2018-B, Class B, 0.00%, 02/26/57 .. 7 4,338
Series 2018-D, Class A, 3.75%, 08/25/58
(a)
264 265,032
Series 2018-D, Class B, 0.00%, 08/25/58
(a)(c)
109 77,128
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
4 4,015
Series 2018-F, Class C, 0.00%, 11/25/58 .. 12 8,296
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
306 305,796
Series 2018-G, Class B, 5.25%, 06/25/57
(a)
103 101,659
Series 2018-G, Class C, 5.25%, 06/25/57 . 226 224,253
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
270 269,698
Series 2019-A, Class B, 5.25%, 08/25/57
(a)
100 99,129
Series 2019-A, Class C, 0.00%, 08/25/57
(c)
184 150,124
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
503 504,705
Series 2019-B, Class B, 5.25%, 01/25/59
(a)
117 115,982
Series 2019-B, Class C, 0.00%, 01/25/59 . 297 299,606
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.34%,
10/21/28
(a)(b)
..................... 423 421,573
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 173 172,277
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.23%, 04/13/31
(a)(b)
.......... 310 306,833
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.33%, 01/28/31 .... 250 248,349
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/28/31 .... 250 245,806
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/30 .... 500 496,250
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/30 .... 250 248,262
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.49%, 10/13/30
(a)(b)
................ 250 249,003
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 500 496,544
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.26%,
04/20/31
(a)(b)
..................... 500 496,117
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
................ 250 249,230
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.94%, 05/25/35
(a)
................. 38 34,452
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.40%,
12/10/25
(a)
...................... 300 96,241
Barings CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 1.44%,
10/20/30
(a)(b)
..................... 260 258,805
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.45%, 05/28/39
(c)
... 80 67,326
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.45%, 02/28/40 .... 107 102,387
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 1.45%, 12/28/40 .... USD 35 $ 33,693
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 7,698
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 7,389
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 5,661
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.17%), 0.80%, 05/25/35 .... 14 13,565
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.60%, 03/25/37 .... 25 23,839
Series 2007-HE3, Class 1A4, (LIBOR USD 1
Month + 0.35%), 0.81%, 04/25/37 .... 195 192,902
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.44%, 10/22/30
(a)(b)
................ 490 488,976
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.62%, 10/25/36
(a)
........... 41 39,753
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.50%, 07/20/30
(a)(b)
250 249,180
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.16%), 0.78%,
10/25/36
(a)
...................... 41 32,908
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.66%, 05/25/37 ... 176 139,186
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.73%, 05/25/37 ... 80 63,633
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 . 27 26,748
Series 1997-6, Class M1, 7.21%, 01/15/29 . 18 17,091
Series 1998-8, Class M1, 6.98%, 09/01/30 . 104 100,470
Series 1999-5, Class A5, 7.86%, 03/01/30 . 26 13,036
Series 1999-5, Class A6, 7.50%, 03/01/30 . 27 13,293
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.90%, 11/15/32 .... 26 25,909
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 15,590
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 39,631
Series 2000-5, Class A7, 8.20%, 05/01/31 . 136 54,013
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 0.68%, 12/25/25
(a)
.......... —
(d)
292
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.00%,
12/25/36
(e)
.................... 12 11,324
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
................... 100 98,447
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(e)
................... 77 4,353
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 0.80%, 07/25/37
(a)(b)
.. 40 30,322
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 5.69%, 04/25/36 92 84,948
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 0.62%, 09/25/46 .... 2 1,908
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 0.67%, 03/15/34
(a)
..... 9 8,650
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 1.36%, 10/25/34
(a)
..... 78 74,832

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... USD 2 $ 3,006
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.70%, 12/15/33 ... 9 8,678
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 0.59%, 05/15/35 ... 3 3,219
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.58%, 05/15/35 .... 5 5,409
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.58%, 05/15/36 .... 43 41,401
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.55%, 11/15/36 .... 26 23,494
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
1.94%, 10/15/30
(a)(b)
................ 250 247,933
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.36%,
01/15/31
(a)(b)
..................... 800 795,632
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 1.51%, 10/25/34 ... 33 31,564
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.28%), 0.74%, 12/25/36 ... 579 304,937
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.61%, 12/25/36 .... 376 359,888
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 1.06%, 01/25/36 ... 95 83,538
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
0.74%, 02/25/37
(a)
................. 79 64,212
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 25 6,721
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.66%, 01/25/47 .... 23 14,141
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 3.83%, 02/25/47 .... 40 41,334
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.76%,
05/25/37
(a)
...................... 76 61,049
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 2.48%, 07/25/34 .... 16 15,960
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 0.65%, 04/25/37 .... 56 41,873
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
......... 53 6,922
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
1.12%, 04/15/36
(a)
................. 14 13,680
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.32%, 02/05/31
(a)(b)
................ 248 246,491
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.39%,
10/19/28
(a)(b)
..................... 200 199,457
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.44%, 07/17/37
(a)(b)
................ 29 29,254
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(e)
........ 15 14,718
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 0.86%, 05/25/36
(a)
.......... USD 89 $ 87,498
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 1.32%, 01/20/31
(a)(b)
280 278,217
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.29%, 10/20/27
(a)(b)
108 107,380
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 45 45,857
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(c)
........... 6 5,847
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 3.71%,
03/25/32
(a)
...................... 14 14,249
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 1.20%, 04/19/30
(a)(b)
.......... 568 564,852
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.50%, 07/29/30
(a)(b)
.......... 270 270,292
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.42%, 12/18/30
(a)(b)
................ 250 249,228
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
0.72%, 06/25/46
(a)(b)
................ 11 10,650
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 0.72%, 08/25/37 ... 35 36,327
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 0.64%, 06/25/37 ... 25 6,522
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (LIBOR USD
1 Month + 0.60%), 1.06%, 12/25/34 ... 155 138,817
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 1.33%, 09/25/35 .... 135 133,441
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.50%,
10/20/30
(a)(b)
..................... 250 248,972
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 1.65%, 02/15/29
(a)(b)
......... 71 70,652
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 09/01/31 . 16 9,808
Series 2001-D, Class A4, 6.93%, 09/15/31 . 9 6,525
Series 2002-B, Class M1, 7.62%, 06/15/32 80 67,121
OCP CLO Ltd., Series 2017-14A, Class B,
(LIBOR USD 3 Month + 1.95%), 2.43%,
11/20/30
(a)(b)
..................... 250 246,488
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.26%, 07/17/30
(a)(b)
......... 250 247,904
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.26%, 01/25/31
(a)(b)
......... 250 248,092
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.50%,
05/23/31
(a)(b)
..................... 225 223,207
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.67%, 03/25/37
(a)
... 90 74,508
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
.................... 75 68,786

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
.................... USD 185 $ 169,941
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
.................... 97 89,981
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.60%, 10/15/37
(a)(b)
.... 36 34,465
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
......... 67 61,897
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.51%, 10/22/30
(a)(b)
................ 383 380,446
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.37%, 01/17/31 .... 250 248,625
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.27%, 04/18/31 .... 250 248,740
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.34%, 07/16/31 .... 420 417,111
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.36%, 07/25/31
(a)(b)
................ 246 244,780
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.44%, 10/20/30
(a)(b)
................ 250 249,122
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.28%,
04/20/31
(a)(b)
..................... 247 245,434
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.33%,
01/15/30
(a)(b)
..................... 1,250 1,242,639
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 0.67%, 10/25/36
(a)
........... 100 81,227
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 1.37%,
04/25/31
(a)(b)
..................... 250 248,498
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.49%,
07/20/30
(a)(b)
..................... 230 229,236
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 1.16%, 03/15/24
(a)
........... 56 56,214
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 100 96,794
Sound Point Euro CLO II Funding DAC, Series
2A, Class ER, (EURIBOR 3 Month + 6.34%),
6.34%, 01/26/36
(a)(b)
................ EUR 250 255,376
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 1.25%, 01/25/35
(a)
........... USD 1 1,191
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 96,301
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.46%,
10/15/29
(a)(b)
..................... 315 314,051
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 1.37%,
10/15/30
(a)(b)
..................... 250 248,862
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.59%, 07/25/37
(a)(b)
41 41,049
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (LIBOR USD 1
Month + 0.36%), 0.82%, 09/25/36 .... USD 132 $ 49,034
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.61%, 10/25/36 .... 118 98,557
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (LIBOR USD 1 Month + 0.40%), 0.86%,
06/25/37
(a)(b)
..................... 81 31,709
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.41%,
01/22/31
(a)(b)
..................... 250 249,008
Total Asset-Backed Securities — 2.5%
(Cost: $20,885,959) ............................... 20,531,551
Corporate Bonds
Aerospace & Defense — 1.3%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
165 165,560
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 737 726,215
Embraer Netherlands Finance BV
5.05%, 06/15/25 .................. 68 68,680
5.40%, 02/01/27 .................. 36 36,067
General Dynamics Corp., 3.63%, 04/01/30 .. 191 196,711
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 .................. 79 79,844
2.04%, 08/16/28
(b)
................. 179 161,813
4.20%, 05/01/30 .................. 339 352,576
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. 680 707,161
2.90%, 12/15/29 .................. 300 288,373
1.80%, 01/15/31 .................. 701 609,081
Leidos, Inc.
4.38%, 05/15/30 .................. 607 613,771
2.30%, 02/15/31 .................. 466 403,952
Lockheed Martin Corp.
3.60%, 03/01/35 .................. 451 455,688
4.07%, 12/15/42 .................. 34 36,295
3.80%, 03/01/45 .................. 112 114,363
2.80%, 06/15/50 .................. 132 115,542
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 836 836,038
4.03%, 10/15/47 .................. 330 347,218
5.25%, 05/01/50 .................. 137 170,722
Raytheon Technologies Corp.
3.15%, 12/15/24 .................. 155 155,678
7.20%, 08/15/27 .................. 45 53,561
7.00%, 11/01/28 .................. 360 431,584
4.13%, 11/16/28 .................. 1,381 1,443,563
2.15%, 05/18/30 .................. EUR 155 171,484
2.38%, 03/15/32 .................. USD 167 153,311
4.50%, 06/01/42 .................. 16 17,643
3.75%, 11/01/46 .................. 130 127,815
4.63%, 11/16/48 .................. 53 59,895
2.82%, 09/01/51 .................. 514 432,269
3.03%, 03/15/52 .................. 354 310,149
Textron, Inc.
3.90%, 09/17/29 .................. 336 341,930
2.45%, 03/15/31 .................. 110 99,590
10,284,142
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 69 62,983

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Airlines — 0.4%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 . USD 1 $ 627
Series 2017-1, Class AA, 3.30%, 01/15/30 79 75,165
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23 . 29 28,445
Series 2015-2, Class B, 4.40%, 09/22/23 . 206 200,912
Series 2016-1, Class B, 5.25%, 01/15/24 . 145 141,763
Series 2017-1, Class B, 4.95%, 02/15/25 . 41 39,240
Series 2015-2, Class AA, 3.60%, 09/22/27 37 35,476
Series 2016-1, Class AA, 3.58%, 01/15/28 96 91,170
Series 2019-1, Class B, 3.85%, 02/15/28 . 190 169,104
Series 2016-2, Class AA, 3.20%, 06/15/28 67 63,844
Series 2016-3, Class AA, 3.00%, 10/15/28 325 301,932
Series 2017-1, Class AA, 3.65%, 02/15/29 52 50,624
Series 2019-1, Class AA, 3.15%, 02/15/32 192 180,061
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 116 111,559
Azul Investments LLP, 7.25%, 06/15/26
(b)
... 200 167,250
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 420 420,358
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 107 87,606
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 25 20,517
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 04/11/22 . 10 9,888
Series 2014-2, Class B, 4.63%, 09/03/22 . 14 14,065
Series 2016-2, Class B, 3.65%, 10/07/25 . 9 8,641
Series 2020-1, Class B, 4.88%, 01/15/26 . 117 115,118
Series 2014-1, Class A, 4.00%, 04/11/26 . 123 123,555
Series 2020-1, Class A, 5.88%, 10/15/27 . 696 720,090
Series 2015-1, Class AA, 3.45%, 12/01/27 34 33,345
Series 2019-2, Class B, 3.50%, 05/01/28 . 132 119,275
Series 2016-1, Class AA, 3.10%, 07/07/28 11 10,340
Series 2016-2, Class AA, 2.88%, 10/07/28 68 64,280
Series 2018-1, Class AA, 3.50%, 03/01/30 33 32,235
Series 2019-2, Class AA, 2.70%, 05/01/32 122 111,339
3,547,824
Automobiles — 0.2%
Ford Motor Co., 3.25%, 02/12/32 ........ 44 39,298
General Motors Co.
4.88%, 10/02/23 .................. 77 79,333
6.13%, 10/01/25 .................. 222 238,322
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 1,159 1,148,980
1,505,933
Banks — 5.1%
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(f)
........... 200 184,288
Banco Santander SA
2.71%, 06/27/24 .................. 200 197,878
1.85%, 03/25/26 .................. 400 373,864
3.31%, 06/27/29 .................. 400 387,352
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(g)
.......... 200 186,475
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 1.02%), 2.88%,
04/24/23 ..................... 127 127,036
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23 ..................... 83 83,068
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24 ..................... 234 235,336
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24 ..................... 116 117,311
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 ..................... 1,943 1,909,193
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26 ..................... USD 236 $ 236,119
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26 ..................... 512 492,825
(SOFR + 1.01%), 1.20%, 10/24/26 ...... 851 786,481
Series N, (SOFR + 0.91%), 1.66%, 03/11/27 1,751 1,632,234
(SOFR + 0.96%), 1.73%, 07/22/27 ...... 1,540 1,430,175
(SOFR + 1.05%), 2.55%, 02/04/28 ...... 606 579,023
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28 ..................... 875 880,596
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29 ..................... 760 784,094
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30 ..................... 758 770,234
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30 ..................... 422 408,338
(SOFR + 1.22%), 2.30%, 07/21/32 ...... 981 873,105
(SOFR + 1.21%), 2.57%, 10/20/32 ...... 486 441,610
(SOFR + 1.33%), 2.97%, 02/04/33 ...... 1,220 1,143,131
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40 ..................... 373 382,976
(SOFR + 1.93%), 2.68%, 06/19/41 ...... 536 452,576
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.87%
(a)(f)(g)
........... 250 249,031
BNP Paribas SA, (SOFR + 1.23%), 2.59%,
01/20/28
(a)(b)
.................... 544 511,961
Citigroup, Inc.
(a)
(SOFR + 0.69%), 2.01%, 01/25/26 ...... 788 758,591
(SOFR + 1.53%), 3.29%, 03/17/26 ...... 1,585 1,579,652
(SOFR + 1.28%), 3.07%, 02/24/28 ...... 1,600 1,558,334
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 ..................... 716 716,158
(SOFR + 1.42%), 2.98%, 11/05/30 ...... 1,654 1,568,833
(SOFR + 1.35%), 3.06%, 01/25/33 ...... 74 69,141
Citizens Financial Group, Inc., 3.25%, 04/30/30 143 139,760
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 316 319,255
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 263 259,607
5.38%, 01/12/24
(g)
................. 200 206,208
5.38%, 01/12/24
(b)
................. 602 620,685
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 200 173,196
HSBC Holdings plc
(a)
(SOFR + 1.10%), 2.25%, 11/22/27 ...... 647 602,834
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 531 546,347
(SOFR + 1.29%), 2.21%, 08/17/29 ...... 208 187,089
ING Groep NV, 4.63%, 01/06/26
(b)
........ 202 208,772
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 395 401,323
3.13%, 01/23/25 .................. 307 308,585
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 137 134,176
(3 Month CME Term SOFR + 1.59%),
2.00%, 03/13/26
(a)
............... 1,241 1,196,408
3.20%, 06/15/26 .................. 78 78,420
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 264 243,744
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 988 1,008,465
(SOFR + 0.77%), 1.47%, 09/22/27
(a)
.... 476 438,665
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 527 533,744
(SOFR + 1.17%), 2.95%, 02/24/28
(a)
.... 1,424 1,389,648

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... USD 1,765 $ 1,769,618
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 234 219,527
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
.... 80 73,724
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 116 120,914
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
.... 927 873,932
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 69 73,739
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 470 483,084
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
.... 15 13,865
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)(g)
.......... 200 187,663
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 373 342,023
4.38%, 03/22/28 .................. 228 232,987
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22 .................. 807 810,132
2.19%, 02/25/25 .................. 461 445,692
Mizuho Financial Group, Inc.
(a)
(SOFR + 1.36%), 2.55%, 09/13/25 ...... 719 704,233
(SOFR + 1.77%), 2.20%, 07/10/31 ...... 200 177,621
(SOFR + 1.53%), 1.98%, 09/08/31 ...... 225 196,708
NBK Tier 1 Financing Ltd., (CMTUSD6Y +
2.88%), 3.63%
(a)(b)(f)
............... 200 186,875
Santander UK Group Holdings plc
(a)
(SOFR + 0.79%), 1.09%, 03/15/25 ...... 606 576,405
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26 ................ 240 220,617
(SOFR + 1.22%), 2.47%, 01/11/28 ...... 200 186,012
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.18%), 2.61%, 01/12/28
(a)(b)
........ 820 766,615
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24 .................. 395 391,174
2.35%, 01/15/25 .................. 644 625,797
3.78%, 03/09/26 .................. 75 75,848
Toronto-Dominion Bank (The), 3.20%, 03/10/32 175 172,225
Washington Mutual Escrow Bonds
(c)(h)(i)
0.00%, 11/06/09 .................. 300 —
0.00%, 09/19/17
(j)
................. 250 —
0.00%, 09/29/17 .................. 500 —
Wells Fargo & Co.
(a)
(SOFR + 1.51%), 3.53%, 03/24/28 ...... 218 217,562
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 ..................... 383 382,377
(SOFR + 1.43%), 2.88%, 10/30/30 ...... 95 90,292
(SOFR + 4.03%), 4.48%, 04/04/31 ...... 179 189,543
41,910,754
Beverages — 0.4%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 923 989,932
4.90%, 02/01/46 .................. 195 216,868
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 .................. 1,299 1,345,973
4.60%, 04/15/48 .................. 507 547,192
3,099,965
Biotechnology — 0.6%
AbbVie, Inc.
2.30%, 11/21/22 .................. 197 197,664
Security
Par (000)
Par (000) Value
Biotechnology (continued)
2.60%, 11/21/24 .................. USD 1,571 $ 1,560,133
4.55%, 03/15/35 .................. 129 138,482
4.50%, 05/14/35 .................. 603 647,198
4.85%, 06/15/44 .................. 3 3,326
4.70%, 05/14/45 .................. 342 371,310
4.88%, 11/14/48 .................. 50 56,511
4.25%, 11/21/49 .................. 226 234,524
Amgen, Inc.
4.40%, 05/01/45 .................. 472 495,637
4.20%, 02/22/52 .................. 57 58,949
Biogen, Inc.
2.25%, 05/01/30 .................. 393 353,600
3.15%, 05/01/50 .................. 176 144,125
Gilead Sciences, Inc., 4.75%, 03/01/46 .... 549 608,392
4,869,851
Building Products — 0.0%
Carrier Global Corp., 2.24%, 02/15/25 ..... 72 70,093
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 5 5,701
Masonite International Corp., 5.38%, 02/01/28
(b)
36 36,270
Owens Corning, 3.95%, 08/15/29 ........ 41 41,728
Standard Industries, Inc.
(b)
5.00%, 02/15/27 .................. 35 34,695
4.75%, 01/15/28 .................. 15 14,344
202,831
Capital Markets — 3.5%
Credit Suisse AG
3.63%, 09/09/24 .................. 263 266,017
1.25%, 08/07/26 .................. 322 293,630
Credit Suisse Group AG, (LIBOR USD 3 Month
+ 1.24%), 4.21%, 06/12/24
(a)(b)
........ 252 254,244
Deutsche Bank AG
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 584 557,758
1.69%, 03/19/26 .................. 905 848,833
(SOFR + 1.32%), 2.55%, 01/07/28
(a)
.... 300 276,763
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 262 253,084
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/24 .................. 1,226 1,251,046
3.00%, 03/15/24 .................. 1,659 1,656,898
3.50%, 04/01/25 .................. 3,281 3,305,470
3.75%, 05/22/25 .................. 647 656,738
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 163 163,308
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 933 869,204
3.75%, 02/25/26 .................. 339 344,346
(LIBOR USD 3 Month + 1.17%), 1.68%,
05/15/26
(a)
.................... 300 301,538
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 700 645,051
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
..... 409 391,056
(SOFR + 1.85%), 3.62%, 03/15/28
(a)
.... 1,182 1,180,345
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 168 168,193
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 653 668,601
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 316 287,200
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
.... 595 537,918
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
.... 1,678 1,581,662
Intercontinental Exchange, Inc.
3.75%, 09/21/28 .................. 121 123,445
2.10%, 06/15/30 .................. 150 136,990
1.85%, 09/15/32 .................. 172 148,547
Moody's Corp.
3.25%, 01/15/28 .................. 225 224,641

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.75%, 02/25/52 .................. USD 95 $ 93,629
3.10%, 11/29/61 .................. 203 169,760
Morgan Stanley
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 3 2,970
3.88%, 01/27/26 .................. 775 789,743
3.63%, 01/20/27 .................. 1,244 1,254,694
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 683 634,563
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 261 239,912
(SOFR + 1.00%), 2.48%, 01/21/28
(a)
.... 1,604 1,529,129
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 285 285,792
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 376 378,934
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 961 1,004,807
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,655 1,552,996
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 130 129,324
(SOFR + 1.03%), 1.79%, 02/13/32
(a)
.... 86 73,954
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
.... 56 48,403
(SOFR + 1.18%), 2.24%, 07/21/32
(a)
.... 890 788,655
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
.... 74 66,699
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
.... 221 207,240
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 176 161,905
Nomura Holdings, Inc.
2.61%, 07/14/31 .................. 543 488,053
3.00%, 01/22/32 .................. 375 345,436
S&P Global, Inc.
(b)
4.75%, 08/01/28 .................. 595 639,236
3.90%, 03/01/62 .................. 9 9,258
28,287,618
Chemicals — 0.3%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 262 286,562
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 200 191,000
Dow Chemical Co. (The), 1.13%, 03/15/32 .. EUR 115 114,512
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. USD 515 535,625
Ecolab, Inc., 2.75%, 08/18/55 .......... 330 272,882
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 255 251,851
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)
.. 200 205,475
Sasol Financing USA LLC, 5.50%, 03/18/31 .. 200 186,500
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 352 321,860
Westlake Corp., 3.38%, 08/15/61 ........ 216 175,694
2,541,961
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 83 80,510
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
71 71,887
RELX Capital, Inc.
3.50%, 03/16/23 .................. 80 80,685
4.00%, 03/18/29 .................. 404 414,401
3.00%, 05/22/30 .................. 507 484,405
Republic Services, Inc.
2.90%, 07/01/26 .................. 131 130,008
3.95%, 05/15/28 .................. 81 83,262
2.38%, 03/15/33 .................. 15 13,467
Waste Management, Inc.
1.15%, 03/15/28 .................. 370 330,671
2.00%, 06/01/29 .................. 101 93,937
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 37 34,968
1,818,201
Security
Par (000)
Par (000) Value
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30 .... USD 156 $ 134,934
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 623 647,847
2.75%, 05/24/31 .................. 819 741,016
5.50%, 09/01/44 .................. 287 315,583
1,839,380
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47
(g)
. 200 176,750
Stoneway Capital Corp.
(h)(i)
10.00%, 03/01/27
(g)
................ 133 36,888
10.00%, 03/01/27
(b)
................ 133 36,887
250,525
Consumer Finance — 0.4%
American Express Co., 2.55%, 03/04/27 .... 419 407,403
Capital One Financial Corp.
3.90%, 01/29/24 .................. 281 285,389
(SOFR + 1.79%), 3.27%, 03/01/30
(a)
.... 257 248,148
Discover Financial Services, 4.50%, 01/30/26 149 153,504
General Motors Financial Co., Inc.
3.70%, 05/09/23 .................. 66 66,659
5.10%, 01/17/24 .................. 173 178,858
4.00%, 01/15/25 .................. 341 345,190
4.35%, 04/09/25 .................. 328 333,590
2.75%, 06/20/25 .................. 318 308,860
1.25%, 01/08/26 .................. 105 96,082
2.40%, 10/15/28 .................. 452 404,496
2.70%, 06/10/31 .................. 11 9,686
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 250 250,672
Navient Corp.
7.25%, 09/25/23 .................. 23 23,891
5.88%, 10/25/24 .................. 37 37,745
6.75%, 06/25/25 .................. 38 39,039
6.75%, 06/15/26 .................. 37 37,740
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(g)
..................... 200 200,000
Synchrony Financial
4.50%, 07/23/25 .................. 5 5,100
3.70%, 08/04/26 .................. 91 90,466
3,522,518
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 ... 42 50,006
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 200 173,250
223,256
Diversified Financial Services — 0.1%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 201,412
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 200 149,288
ORIX Corp., 2.90%, 07/18/22 .......... 155 155,585
Shell International Finance BV, 2.38%, 11/07/29 84 79,563
585,848
Diversified Telecommunication Services — 1.6%
AT&T, Inc.
0.00%, 11/27/22
(b)(j)
................ 1,000 983,852
1.65%, 02/01/28 .................. 277 252,377
4.35%, 03/01/29 .................. 505 534,400
2.75%, 06/01/31 .................. 172 161,281
2.55%, 12/01/33 .................. 683 606,808
4.50%, 05/15/35 .................. 568 601,711
2.60%, 05/19/38 .................. EUR 175 199,286
3.10%, 02/01/43 .................. USD 230 198,556
5.15%, 02/15/50 .................. 294 335,045
3.50%, 09/15/53 .................. 403 353,610

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.55%, 09/15/55 .................. USD 763 $ 672,940
3.80%, 12/01/57 .................. 174 158,747
3.65%, 09/15/59 .................. 649 569,129
3.85%, 06/01/60 .................. 40 35,805
3.50%, 02/01/61 .................. 90 76,497
CCO Holdings LLC
(b)
5.38%, 06/01/29 .................. 92 92,000
4.75%, 03/01/30 .................. 106 101,785
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 150 151,415
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
... 15 14,120
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
..................... 49 36,934
Verizon Communications, Inc.
2.10%, 03/22/28 .................. 729 679,482
3.88%, 02/08/29 .................. 376 391,168
4.02%, 12/03/29 .................. 326 338,340
3.15%, 03/22/30 .................. 1,082 1,064,120
1.50%, 09/18/30 .................. 1,178 1,022,966
1.68%, 10/30/30 .................. 251 218,854
2.55%, 03/21/31 .................. 102 94,763
2.36%, 03/15/32
(b)
................. 794 717,153
2.65%, 11/20/40 .................. 512 435,537
3.40%, 03/22/41 .................. 379 355,281
2.85%, 09/03/41 .................. 427 375,868
2.88%, 11/20/50 .................. 723 604,083
3.55%, 03/22/51 .................. 78 73,296
3.70%, 03/22/61 .................. 424 392,741
12,899,950
Electric Utilities — 2.2%
Adani Transmission Ltd., 4.25%, 05/21/36
(g)
.. 181 166,124
AEP Texas, Inc.
3.95%, 06/01/28 .................. 310 316,307
Series H, 3.45%, 01/15/50 ........... 91 80,766
3.45%, 05/15/51 .................. 237 209,924
AEP Transmission Co. LLC
3.80%, 06/15/49 .................. 155 153,013
3.15%, 09/15/49 .................. 222 196,568
Series M, 3.65%, 04/01/50 ........... 232 223,760
Series N, 2.75%, 08/15/51 ........... 30 24,575
Alabama Power Co.
4.15%, 08/15/44 .................. 5 5,076
3.45%, 10/01/49 .................. 242 224,503
3.13%, 07/15/51 .................. 70 60,866
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
..................... 293 270,790
Baltimore Gas & Electric Co.
3.75%, 08/15/47 .................. 166 163,479
4.25%, 09/15/48 .................. 105 111,438
3.20%, 09/15/49 .................. 125 112,688
2.90%, 06/15/50 .................. 100 86,938
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 .......... 120 111,397
3.95%, 03/01/48 .................. 85 88,334
Series AF, 3.35%, 04/01/51 .......... 195 185,687
Series AH, 3.60%, 03/01/52 .......... 34 34,047
Commonwealth Edison Co.
Series 127, 3.20%, 11/15/49 .......... 180 165,323
Series 130, 3.13%, 03/15/51 .......... 30 27,192
Series 131, 2.75%, 09/01/51 .......... 86 73,069
Series 133, 3.85%, 03/15/52 .......... 76 78,563
DTE Electric Co.
Series A, 4.05%, 05/15/48 ........... 265 279,370
3.95%, 03/01/49 .................. 121 124,944
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Carolinas LLC
3.95%, 11/15/28 .................. USD 72 $ 74,753
3.88%, 03/15/46 .................. 32 32,153
3.70%, 12/01/47 .................. 104 101,449
3.95%, 03/15/48 .................. 155 159,021
3.45%, 04/15/51 .................. 213 206,461
3.55%, 03/15/52 .................. 17 16,794
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 550 517,279
1.75%, 06/15/30 .................. 88 78,336
Duke Energy Progress LLC
3.45%, 03/15/29 .................. 527 528,037
2.50%, 08/15/50 .................. 250 203,061
2.90%, 08/15/51 .................. 86 75,330
Edison International
2.40%, 09/15/22 .................. 42 42,037
4.95%, 04/15/25 .................. 272 278,280
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 117 108,974
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 325 340,389
Exelon Corp.
2.75%, 03/15/27
(b)
................. 48 46,770
5.10%, 06/15/45 .................. 35 38,897
4.70%, 04/15/50 .................. 180 197,959
4.10%, 03/15/52
(b)
................. 17 17,266
FirstEnergy Corp.
2.05%, 03/01/25 .................. 52 49,530
Series B, 4.40%, 07/15/27
(e)
.......... 349 351,216
2.65%, 03/01/30 .................. 158 143,447
Series B, 2.25%, 09/01/30 ........... 79 69,915
Series C, 5.35%, 07/15/47
(e)
.......... 125 130,418
Series C, 3.40%, 03/01/50 ........... 71 59,803
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 666 669,209
5.45%, 07/15/44 .................. 42 45,788
4.55%, 04/01/49 .................. 550 525,464
Florida Power & Light Co.
3.95%, 03/01/48 .................. 331 352,167
3.15%, 10/01/49 .................. 468 436,225
2.88%, 12/04/51 .................. 215 192,741
Generacion Mediterranea SA, 9.63%,
12/01/27
(b)
..................... 231 184,431
Genneia SA, 8.75%, 09/02/27
(b)
......... 37 34,499
MidAmerican Energy Co.
3.10%, 05/01/27 .................. 193 192,912
3.65%, 04/15/29 .................. 460 472,812
4.25%, 07/15/49 .................. 131 142,930
3.15%, 04/15/50 .................. 277 254,403
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 52 52,466
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(g)
..................... 250 223,719
Northern States Power Co.
3.60%, 05/15/46 .................. 27 26,845
2.90%, 03/01/50 .................. 88 77,633
2.60%, 06/01/51 .................. 123 104,028
3.20%, 04/01/52 .................. 50 47,045
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................. 842 776,579
5.75%, 01/15/28 .................. 59 59,968
4.45%, 06/15/29
(b)
................. 70 70,029
5.25%, 06/15/29
(b)
................. 53 51,793
NSTAR Electric Co., 3.95%, 04/01/30 ..... 59 61,241
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... 122 104,369
4.00%, 06/01/49 .................. 125 124,537

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series R, 2.90%, 10/01/51 ........... USD 191 $ 158,279
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 .................. 267 274,621
3.80%, 09/30/47 .................. 101 102,012
4.10%, 11/15/48 .................. 83 87,697
3.80%, 06/01/49 .................. 89 90,781
2.70%, 11/15/51
(b)
................. 55 47,060
Pacific Gas & Electric Co.
2.50%, 02/01/31 .................. 28 24,151
3.25%, 06/01/31 .................. 184 166,433
4.95%, 07/01/50 .................. 272 256,197
PECO Energy Co.
3.05%, 03/15/51 .................. 231 208,101
2.85%, 09/15/51 .................. 102 88,266
Public Service Electric & Gas Co.
3.65%, 09/01/28 .................. 210 213,220
2.05%, 08/01/50 .................. 128 94,880
3.00%, 03/01/51 .................. 60 53,112
Southern California Edison Co.
Series E, 3.70%, 08/01/25 ........... 136 138,259
Series 20C, 1.20%, 02/01/26 ......... 137 125,989
2.25%, 06/01/30 .................. 445 402,289
Series G, 2.50%, 06/01/31 ........... 227 206,572
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 270 241,734
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 200 198,350
Tampa Electric Co.
4.30%, 06/15/48 .................. 30 31,844
4.45%, 06/15/49 .................. 175 187,644
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 700 704,768
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 ........... 69 67,068
Series A, 6.00%, 05/15/37 ........... 66 80,690
4.00%, 01/15/43 .................. 247 251,563
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 .................. 72 72,394
5.63%, 02/15/27 .................. 93 92,921
5.00%, 07/31/27 .................. 93 91,494
4.30%, 07/15/29 .................. 503 485,515
17,970,053
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 9.75%, 11/18/24
(g)
..... 207 128,340
Entertainment — 0.2%
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 470 412,785
Magallanes, Inc., 3.43%, 03/15/24
(b)
...... 324 325,776
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 101 108,594
Walt Disney Co. (The), 4.70%, 03/23/50 .... 466 540,437
1,387,592
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ...................... 213 200,389
American Tower Corp.
5.00%, 02/15/24 .................. 16 16,549
1.60%, 04/15/26 .................. 172 159,417
3.65%, 03/15/27 .................. 200 199,465
3.95%, 03/15/29 .................. 340 340,454
3.80%, 08/15/29 .................. 953 948,362
2.10%, 06/15/30 .................. 53 46,222
2.30%, 09/15/31 .................. 74 64,619
ARI FCP Investments LP, (LIBOR USD 1 Month
+ 2.90%), 2.98%, 01/06/25
(a)(c)
........ 601 601,049
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.
3.15%, 07/15/23 .................. USD 66 $ 66,446
1.05%, 07/15/26 .................. 340 307,169
2.90%, 03/15/27 .................. 148 143,081
3.80%, 02/15/28 .................. 137 136,861
3.10%, 11/15/29 .................. 583 552,403
3.30%, 07/01/30 .................. 466 445,649
2.10%, 04/01/31 .................. 469 405,585
2.50%, 07/15/31 .................. 106 94,557
Digital Dutch Finco BV
(g)
1.50%, 03/15/30 .................. EUR 315 320,682
1.00%, 01/15/32 .................. 180 168,243
Duke Realty LP, 1.75%, 02/01/31 ........ USD 518 449,278
Equinix, Inc.
1.25%, 07/15/25 .................. 135 125,859
1.00%, 09/15/25 .................. 433 397,893
1.45%, 05/15/26 .................. 309 283,473
3.20%, 11/18/29 .................. 520 497,638
2.15%, 07/15/30 .................. 121 105,895
2.50%, 05/15/31 .................. 237 212,547
3.90%, 04/15/32 .................. 580 576,334
GLP Capital LP
4.00%, 01/15/30 .................. 1,032 1,001,670
3.25%, 01/15/32 .................. 1,005 911,836
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 .................. 130 117,603
4.15%, 04/15/32 .................. 315 321,700
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 159 163,687
4.50%, 09/01/26 .................. 44 44,220
5.75%, 02/01/27 .................. 71 74,994
MPT Operating Partnership LP, 5.25%,
08/01/26 ...................... 7 7,164
National Retail Properties, Inc.
3.50%, 04/15/51 .................. 368 323,679
3.00%, 04/15/52 .................. 372 298,296
Realty Income Corp., 3.25%, 01/15/31 ..... 174 170,869
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 61 58,700
Service Properties Trust, 4.35%, 10/01/24 ... 37 35,613
WP Carey, Inc.
2.40%, 02/01/31 .................. 283 255,037
2.45%, 02/01/32 .................. 150 132,519
11,783,706
Food & Staples Retailing — 0.0%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 .................. 68 67,770
4.88%, 02/15/30 .................. 15 14,606
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 79 78,621
160,997
Food Products — 0.1%
(b)
BRF GmbH, 4.35%, 09/29/26 .......... 200 194,725
Darling Ingredients, Inc., 5.25%, 04/15/27 ... 36 36,720
JBS USA LUX SA, 6.75%, 02/15/28 ....... 34 35,844
Post Holdings, Inc.
5.63%, 01/15/28 .................. 72 70,673
5.50%, 12/15/29 .................. 57 54,844
392,806
Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49 .................. 91 95,823
3.38%, 09/15/49 .................. 14 13,067

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... USD 532 $ 466,381
ONE Gas, Inc., 2.00%, 05/15/30 ......... 80 71,572
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 .................. 175 160,674
3.64%, 11/01/46 .................. 25 22,965
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 200 180,310
1,010,792
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc., 3.13%, 12/01/51
(b)
. 96 82,181
Boston Scientific Corp., 2.65%, 06/01/30 ... 178 167,020
Medtronic Global Holdings SCA, 1.75%,
07/02/49 ...................... EUR 100 99,178
Mozart Debt Merger Sub, Inc., 3.88%,
04/01/29
(b)
..................... USD 452 418,100
766,479
Health Care Providers & Services — 1.3%
Aetna, Inc.
6.63%, 06/15/36 .................. 175 220,392
4.75%, 03/15/44 .................. 5 5,442
Anthem, Inc.
4.10%, 03/01/28 .................. 231 239,635
4.38%, 12/01/47 .................. 132 141,350
3.60%, 03/15/51 .................. 155 148,184
Cigna Corp., 3.40%, 03/01/27 .......... 402 405,715
CVS Health Corp.
3.75%, 04/01/30 .................. 1,213 1,234,215
5.13%, 07/20/45 .................. 501 565,534
HCA, Inc.
4.75%, 05/01/23 .................. 875 896,844
5.25%, 04/15/25 .................. 3,282 3,455,327
5.25%, 06/15/26 .................. 439 463,367
2.38%, 07/15/31 .................. 795 710,497
3.63%, 03/15/32
(b)
................. 635 622,271
4.63%, 03/15/52
(b)
................. 200 201,554
Humana, Inc.
4.50%, 04/01/25 .................. 150 155,318
4.88%, 04/01/30 .................. 69 74,355
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 41 42,445
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 .................. 148 149,295
6.25%, 02/01/27 .................. 220 225,851
5.13%, 11/01/27 .................. 23 23,108
4.38%, 01/15/30 .................. 163 156,469
UnitedHealth Group, Inc.
4.63%, 11/15/41 .................. 397 450,814
4.20%, 01/15/47 .................. 241 260,390
3.25%, 05/15/51 .................. 97 91,109
10,939,481
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 11 10,423
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
48 44,880
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 47 48,265
5.38%, 04/15/27 .................. 73 72,270
5.25%, 07/15/29 .................. 73 71,906
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 88 88,998
4.75%, 01/15/28 .................. 44 42,680
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 194 177,062
MGM China Holdings Ltd., 4.75%, 02/01/27
(g)
. 200 171,000
MGM Resorts International
5.75%, 06/15/25 .................. 10 10,250
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.63%, 09/01/26 .................. USD 6 $ 5,910
5.50%, 04/15/27 .................. 10 10,100
Wynn Las Vegas LLC
(b)
5.50%, 03/01/25 .................. 162 162,003
5.25%, 05/15/27 .................. 81 78,368
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
67 63,064
1,057,179
Household Durables — 0.0%
(b)
Brookfield Residential Properties, Inc., 6.25%,
09/15/27 ...................... 87 85,179
Mattamy Group Corp., 5.25%, 12/15/27 .... 7 6,909
92,088
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)
.......... 19 17,929
Industrial Conglomerates — 0.1%
GE Capital Funding LLC, 4.55%, 05/15/32 .. 325 349,010
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 603 647,494
Roper Technologies, Inc., 2.95%, 09/15/29 .. 87 83,859
1,080,363
Insurance — 0.3%
Ambac Assurance Corp., 5.10%
(b)(f)
....... 15 16,775
American International Group, Inc.
4.50%, 07/16/44 .................. 272 293,511
4.75%, 04/01/48 .................. 180 206,237
Aon Corp.
4.50%, 12/15/28 .................. 83 86,949
3.75%, 05/02/29 .................. 602 615,537
2.80%, 05/15/30 .................. 553 526,764
3.90%, 02/28/52 .................. 21 20,725
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ...................... 124 126,798
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 74 69,390
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26 .................. EUR 160 175,570
1.98%, 03/21/30 .................. 145 159,510
2.25%, 11/15/30 .................. USD 424 387,041
Willis North America, Inc., 3.60%, 05/15/24 .. 36 36,207
2,721,014
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.50%, 06/03/50 ...... 672 561,027
IT Services — 0.5%
Fidelity National Information Services, Inc.,
1.00%, 12/03/28 ................. EUR 300 315,988
Fiserv, Inc., 3.50%, 07/01/29 ........... USD 884 870,115
Global Payments, Inc.
1.20%, 03/01/26 .................. 593 546,314
4.80%, 04/01/26 .................. 475 498,642
2.15%, 01/15/27 .................. 60 56,314
3.20%, 08/15/29 .................. 605 574,758
2.90%, 05/15/30 .................. 503 464,240
International Business Machines Corp.
4.25%, 05/15/49 .................. 304 323,752
3.43%, 02/09/52 .................. 100 95,265
3,745,388
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%, 09/22/26 .................. 366 363,439
2.75%, 09/15/29 .................. 133 126,833
2.10%, 06/04/30 .................. 88 78,984
2.30%, 03/12/31 .................. 113 102,081

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ USD 7 $ 6,842
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 .................. 180 161,217
1.88%, 10/01/49 .................. EUR 300 297,526
1,136,922
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . USD 792 807,723
Otis Worldwide Corp., 2.57%, 02/15/30 .... 225 210,283
Parker-Hannifin Corp., 3.25%, 03/01/27 .... 99 98,981
1,116,987
Media — 0.9%
Charter Communications Operating LLC
2.25%, 01/15/29 .................. 68 61,191
4.40%, 04/01/33 .................. 404 402,805
6.48%, 10/23/45 .................. 1,329 1,512,911
5.38%, 05/01/47 .................. 229 234,471
5.75%, 04/01/48 .................. 117 124,387
3.90%, 06/01/52 .................. 154 129,870
6.83%, 10/23/55 .................. 235 278,632
3.85%, 04/01/61 .................. 172 138,281
4.40%, 12/01/61 .................. 202 175,836
3.95%, 06/30/62 .................. 453 366,324
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
..................... 92 91,005
Comcast Corp.
3.15%, 02/15/28 .................. 75 74,871
2.65%, 02/01/30 .................. 946 908,058
4.25%, 10/15/30 .................. 110 117,344
3.75%, 04/01/40 .................. 177 178,171
3.97%, 11/01/47 .................. 463 470,367
3.45%, 02/01/50 .................. 80 74,843
2.80%, 01/15/51 .................. 471 397,178
2.45%, 08/15/52 .................. 99 78,524
Cox Communications, Inc.
(b)
3.15%, 08/15/24 .................. 268 268,439
3.35%, 09/15/26 .................. 22 21,870
3.60%, 06/15/51 .................. 260 231,349
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 413 447,612
iHeartCommunications, Inc.
6.38%, 05/01/26 .................. USD 60 61,587
5.25%, 08/15/27
(b)
................. 54 53,393
4.75%, 01/15/28
(b)
................. 7 6,685
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ...................... 191 205,070
Lamar Media Corp., 3.75%, 02/15/28 ...... 9 8,546
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 85 86,037
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 97 94,825
4.63%, 03/15/30 .................. 7 6,589
Paramount Global
4.38%, 03/15/43 .................. 122 116,114
5.85%, 09/01/43 .................. 134 154,391
Sirius XM Radio, Inc., 5.50%, 07/01/29
(b)
.... 90 91,350
TEGNA, Inc.
4.63%, 03/15/28 .................. 15 14,921
5.00%, 09/15/29 .................. 17 17,041
7,700,888
Metals & Mining — 0.5%
Anglo American Capital plc
(b)
4.50%, 03/15/28 .................. 354 365,350
2.63%, 09/10/30 .................. 317 287,341
2.88%, 03/17/31 .................. 230 210,637
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Commercial Metals Co., 4.38%, 03/15/32 ... USD 146 $ 135,598
Glencore Funding LLC
(b)
1.63%, 09/01/25 .................. 52 48,621
1.63%, 04/27/26 .................. 564 520,837
2.50%, 09/01/30 .................. 573 512,745
2.85%, 04/27/31 .................. 819 747,895
2.63%, 09/23/31 .................. 186 166,379
3.38%, 09/23/51 .................. 180 151,347
Newmont Corp., 2.25%, 10/01/30 ........ 311 284,232
Nucor Corp., 3.95%, 05/01/28 .......... 164 167,733
Vedanta Resources Finance II plc
8.00%, 04/23/23
(g)
................. 200 191,560
8.95%, 03/11/25
(b)
................. 200 194,000
3,984,275
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50 ..... 2 1,995
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 .................. 120 123,141
3.25%, 03/15/50 .................. 159 145,585
Consumers Energy Co.
3.25%, 08/15/46 .................. 94 86,387
3.75%, 02/15/50 .................. 381 382,738
3.10%, 08/15/50 .................. 140 128,161
3.50%, 08/01/51 .................. 120 117,209
983,221
Oil, Gas & Consumable Fuels — 3.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 53 54,812
BP Capital Markets America, Inc.
3.79%, 02/06/24 .................. 308 313,342
3.80%, 09/21/25 .................. 145 149,396
3.00%, 03/17/52 .................. 225 193,825
3.38%, 02/08/61 .................. 85 75,567
BP Capital Markets plc
2.75%, 05/10/23 .................. 184 184,327
3.81%, 02/10/24 .................. 80 81,668
Buckeye Partners LP, 3.95%, 12/01/26 ..... 9 8,795
Cameron LNG LLC
(b)
3.30%, 01/15/35 .................. 122 114,659
3.40%, 01/15/38 .................. 532 495,490
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 128 114,468
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 .................. 484 514,994
5.88%, 03/31/25 .................. 1,332 1,405,836
5.13%, 06/30/27 .................. 1,216 1,296,167
3.70%, 11/15/29 .................. 310 309,033
Chevron USA, Inc., 2.34%, 08/12/50 ...... 190 153,831
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 75 75,750
CrownRock LP, 5.63%, 10/15/25
(b)
....... 39 39,750
Devon Energy Corp.
8.25%, 08/01/23 .................. 114 120,743
5.85%, 12/15/25 .................. 56 60,606
5.88%, 06/15/28 .................. 17 17,998
4.50%, 01/15/30 .................. 166 171,301
4.75%, 05/15/42 .................. 217 229,307
5.00%, 06/15/45 .................. 105 114,317
Diamondback Energy, Inc.
3.25%, 12/01/26 .................. 883 881,688
3.50%, 12/01/29 .................. 1,773 1,756,274
3.13%, 03/24/31 .................. 1,137 1,085,893
4.40%, 03/24/51 .................. 350 355,057
4.25%, 03/15/52 .................. 263 259,934
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 200 191,000

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.39%, 11/30/46 .................. USD 326 $ 304,810
Energy Transfer LP
3.60%, 02/01/23 .................. 1,323 1,330,623
4.50%, 04/15/24 .................. 1,006 1,029,308
3.90%, 05/15/24
(e)
................. 879 884,194
2.90%, 05/15/25 .................. 1,387 1,356,696
5.95%, 12/01/25 .................. 217 232,391
4.00%, 10/01/27 .................. 132 132,849
6.63%, 10/15/36 .................. 30 33,757
6.50%, 02/01/42 .................. 197 226,419
6.25%, 04/15/49 .................. 250 286,869
5.00%, 05/15/50 .................. 579 585,855
Enterprise Products Operating LLC
4.15%, 10/16/28 .................. 998 1,037,802
3.13%, 07/31/29 .................. 148 145,331
5.95%, 02/01/41 .................. 114 135,148
3.30%, 02/15/53 .................. 120 102,379
EOG Resources, Inc., 4.15%, 01/15/26 .... 62 64,198
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34
(b)
................. 200 183,750
2.63%, 03/31/36
(g)
................. 200 179,412
Greenko Dutch BV, 3.85%, 03/29/26
(g)
..... 194 183,088
Kinder Morgan, Inc., 5.30%, 12/01/34 ..... 13 14,248
Marathon Petroleum Corp., 5.85%, 12/15/45 . 65 72,297
Matador Resources Co., 5.88%, 09/15/26 ... 16 16,293
MPLX LP
4.88%, 12/01/24 .................. 331 342,804
1.75%, 03/01/26 .................. 182 170,539
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 .................. 230 238,731
3.25%, 07/15/31 .................. 507 473,356
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 365 374,321
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 200 197,413
Ovintiv Exploration, Inc., 5.63%, 07/01/24 ... 408 428,956
ReNew Power Synthetic, 6.67%, 03/12/24
(g)
.. 200 203,038
Sabine Pass Liquefaction LLC
5.63%, 04/15/23
(e)
................. 184 188,259
5.75%, 05/15/24 .................. 888 929,415
5.63%, 03/01/25 .................. 2,891 3,056,650
5.88%, 06/30/26 .................. 172 185,945
5.00%, 03/15/27 .................. 185 195,649
SM Energy Co., 10.00%, 01/15/25
(b)
...... 12 13,100
Suncor Energy, Inc., 6.80%, 05/15/38 ..... 96 123,657
Sunoco LP, 4.50%, 04/30/30
(b)
.......... 95 87,522
Texas Eastern Transmission LP
3.50%, 01/15/28
(b)
................. 504 500,863
7.00%, 07/15/32 .................. 140 173,980
TransCanada PipeLines Ltd., 4.63%, 03/01/34 123 131,247
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 .................. 724 829,962
4.00%, 03/15/28 .................. 496 507,359
3.95%, 05/15/50 .................. 232 225,595
28,941,906
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31 ..... 83 115,954
Suzano Austria GmbH
3.75%, 01/15/31 .................. 30 28,095
Series DM3N, 3.13%, 01/15/32 ........ 90 79,744
223,793
Pharmaceuticals — 0.3%
AstraZeneca plc, 1.38%, 08/06/30 ........ 417 363,387
Bausch Health Americas, Inc.
(b)
9.25%, 04/01/26 .................. 103 105,489
8.50%, 01/31/27 .................. 120 119,672
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 .................. USD 105 $ 108,788
5.75%, 08/15/27 .................. 31 30,546
7.00%, 01/15/28 .................. 49 43,869
7.25%, 05/30/29 .................. 51 43,499
Merck & Co., Inc.
2.45%, 06/24/50 .................. 126 104,750
2.75%, 12/10/51 .................. 315 274,377
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
.... 207 179,299
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 .................. 600 541,581
2.00%, 07/09/40 .................. EUR 380 397,183
2,312,440
Real Estate Management & Development — 0.1%
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 11.25%), 8.38%
(a)(f)(g)
............. USD 200 38,000
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 200 189,000
Country Garden Holdings Co. Ltd., 5.40%,
05/27/25
(g)
..................... 200 153,000
Easy Tactic Ltd., 11.75%, 08/02/23
(g)
...... 200 43,000
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(g)(h)(i)
................... 200 27,000
MAF Global Securities Ltd., (USD Swap Semi 5
Year + 3.48%), 5.50%
(a)(f)(g)
........... 200 198,600
Modern Land China Co. Ltd., 9.80%, 04/11/23
(g)
(h)(i)
......................... 200 36,000
New Metro Global Ltd., 4.50%, 05/02/26
(g)
... 200 128,000
Powerlong Real Estate Holdings Ltd., 7.13%,
11/08/22
(g)
..................... 200 98,000
Redsun Properties Group Ltd., 7.30%,
01/13/25
(g)
..................... 200 30,000
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(g)
200 154,000
Yango Justice International Ltd., 8.25%,
11/25/23
(g)(h)(i)
................... 200 10,000
Yuzhou Group Holdings Co. Ltd., 6.00%,
10/25/23
(g)(h)(i)
................... 200 28,000
Zhenro Properties Group Ltd., 6.63%,
01/07/26
(g)
..................... 200 21,000
1,153,600
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43 .................. 101 110,452
3.30%, 09/15/51 .................. 510 482,274
2.88%, 06/15/52 .................. 67 59,352
CSX Corp.
4.30%, 03/01/48 .................. 296 317,997
2.50%, 05/15/51 .................. 90 72,728
4.25%, 11/01/66 .................. 65 67,564
Norfolk Southern Corp.
3.65%, 08/01/25 .................. 6 6,072
2.90%, 06/15/26 .................. 241 238,009
3.00%, 03/15/32 .................. 512 498,942
4.15%, 02/28/48 .................. 75 78,326
3.40%, 11/01/49 .................. 273 254,785
3.05%, 05/15/50 .................. 194 172,806
Penske Truck Leasing Co. LP
(b)
4.25%, 01/17/23 .................. 231 234,407
3.95%, 03/10/25 .................. 90 90,971
4.00%, 07/15/25 .................. 240 242,332
1.20%, 11/15/25 .................. 94 86,274
1.70%, 06/15/26 .................. 290 269,086
Ryder System, Inc.
2.50%, 09/01/24 .................. 69 68,096

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
4.63%, 06/01/25 .................. USD 690 $ 714,268
Simpar Europe SA, 5.20%, 01/26/31
(b)
..... 200 178,500
Union Pacific Corp.
2.75%, 03/01/26 .................. 175 173,879
2.95%, 03/10/52 .................. 43 38,059
3.84%, 03/20/60 .................. 550 551,912
2.97%, 09/16/62 .................. 112 94,775
3.75%, 02/05/70 .................. 180 175,252
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 87 86,361
5,363,479
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc., 2.80%, 10/01/41 ..... 120 107,670
Applied Materials, Inc., 2.75%, 06/01/50 .... 154 136,947
Broadcom Corp., 3.88%, 01/15/27 ....... 230 231,538
Broadcom, Inc.
4.11%, 09/15/28 .................. 133 134,580
4.75%, 04/15/29 .................. 633 665,113
5.00%, 04/15/30 .................. 900 956,694
4.15%, 11/15/30 .................. 372 377,018
4.15%, 04/15/32 .................. 230 229,496
4.30%, 11/15/32 .................. 211 214,116
3.47%, 04/15/34
(b)
................. 443 410,276
Intel Corp.
3.73%, 12/08/47 .................. 398 397,505
3.25%, 11/15/49 .................. 248 228,765
3.20%, 08/12/61 .................. 92 81,359
KLA Corp.
4.10%, 03/15/29 .................. 421 441,848
3.30%, 03/01/50 .................. 549 517,114
Lam Research Corp.
3.75%, 03/15/26 .................. 182 187,014
2.88%, 06/15/50 .................. 411 363,550
NVIDIA Corp., 3.50%, 04/01/50 ......... 380 384,032
NXP BV
(b)
4.30%, 06/18/29 .................. 847 872,834
3.40%, 05/01/30 .................. 357 346,561
2.50%, 05/11/31 .................. 1,203 1,077,407
3.25%, 11/30/51 .................. 60 50,260
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 404 454,615
8,866,312
Software — 0.9%
Autodesk, Inc.
3.50%, 06/15/27 .................. 320 321,654
2.40%, 12/15/31 .................. 414 369,118
Microsoft Corp., 2.92%, 03/17/52 ........ 287 269,318
Oracle Corp.
3.85%, 07/15/36 .................. 354 325,841
6.13%, 07/08/39 .................. 350 399,364
3.60%, 04/01/40 .................. 715 620,253
3.65%, 03/25/41 .................. 1,458 1,273,470
4.13%, 05/15/45 .................. 293 263,120
4.00%, 07/15/46 .................. 238 211,188
4.00%, 11/15/47 .................. 507 448,375
3.60%, 04/01/50 .................. 316 262,078
3.95%, 03/25/51 .................. 301 263,139
salesforce.com, Inc., 3.05%, 07/15/61 ..... 286 250,878
ServiceNow, Inc., 1.40%, 09/01/30 ....... 565 480,180
VMware, Inc.
1.80%, 08/15/28 .................. 445 394,673
2.20%, 08/15/31 .................. 684 602,216
Workday, Inc., 3.80%, 04/01/32 ......... 185 184,648
6,939,513
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
Home Depot, Inc. (The)
4.50%, 12/06/48 .................. USD 138 $ 155,038
2.75%, 09/15/51 .................. 210 180,914
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 200 187,350
Lowe's Cos., Inc.
1.70%, 09/15/28 .................. 220 199,107
3.65%, 04/05/29 .................. 318 323,153
2.80%, 09/15/41 .................. 375 321,188
4.25%, 04/01/52 .................. 78 80,678
1,447,428
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.85%, 05/04/43 .................. 334 351,314
2.55%, 08/20/60 .................. 639 523,674
2.80%, 02/08/61 .................. 159 136,711
Dell International LLC
5.85%, 07/15/25 .................. 83 88,589
4.90%, 10/01/26 .................. 128 134,258
8.35%, 07/15/46 .................. 20 29,228
3.45%, 12/15/51
(b)
................. 122 99,111
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(e)
..................... 81 95,369
HP, Inc.
2.65%, 06/17/31 .................. 112 100,207
6.00%, 09/15/41 .................. 70 81,579
Seagate HDD Cayman, 4.09%, 06/01/29 ... 80 77,604
Western Digital Corp., 2.85%, 02/01/29 .... 698 637,686
2,355,330
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)
........... 491 466,265
Tobacco — 0.3%
Altria Group, Inc.
4.40%, 02/14/26 .................. 62 64,132
3.13%, 06/15/31 .................. EUR 460 509,000
5.80%, 02/14/39 .................. USD 459 494,711
3.40%, 02/04/41 .................. 263 215,830
BAT Capital Corp.
4.91%, 04/02/30 .................. 75 77,254
3.98%, 09/25/50 .................. 206 166,940
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 395 331,886
Reynolds American, Inc., 5.85%, 08/15/45 ... USD 260 267,521
2,127,274
Trading Companies & Distributors — 0.0%
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 89 90,246
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
..................... 180 184,027
Rogers Communications, Inc.
(b)
3.80%, 03/15/32 .................. 628 623,137
4.55%, 03/15/52 .................. 506 503,044
T-Mobile USA, Inc.
3.75%, 04/15/27 .................. 491 493,870
3.88%, 04/15/30 .................. 1,989 1,996,636
2.70%, 03/15/32
(b)
................. 158 143,732
3.40%, 10/15/52
(b)
................. 82 69,736
4,014,182
Total Corporate Bonds — 30.7%
(Cost: $270,296,677) .............................. 250,494,830

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.0%
Cobham Ultra U.S. Co., Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00%
,
 11/17/28
(a)
USD 42 $ 41,493
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 2.20%
,
 02/24/25
(a)
..... 269 266,711
Building Products — 0.0%
(a)
Advanced Drainage Systems, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 07/31/26 .................. 30 29,572
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 10/02/28 .................. 31 30,583
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
3.50%
,
 10/02/28 .................. 6 6,117
66,272
Capital Markets — 0.1%
Bakelite UK Intermediate Ltd., Term Loan,
02/02/29
(a)(c)(l)
..................... 288 280,080
Chemicals — 0.0%
LSF11 A5 Holdco LLC, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 10/15/28
(a)
201 197,935
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 05/12/28
(a)
................. 142 139,922
Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28
(a)
................. 228 223,995
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
4.23%
,
 02/21/23
(a)(c)
................ 21 4,200
Diversified Consumer Services — 0.0%
AEA International Holdings SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 09/07/28
(a)(c)
................ 149 148,169
Diversified Financial Services — 0.1%
(a)
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 267 264,071
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 10/23/28 ..... 386 381,947
646,018
Food Products — 0.0%
BCPE North Star US Holdco 2, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
5.01% - 6.50%
,
 06/09/28
(a)
........... 192 187,860
Health Care Providers & Services — 0.0%
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.71%
,
 03/06/25
(a)
45 44,130
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 02/02/26 .................. USD 153 $ 149,322
Bally's Corp., Facility Term Loan B, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 10/02/28 . 322 320,179
Fertitta Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 01/27/29 .................. 209 207,283
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 08/27/28 .................. 76 75,053
Jack Ohio Finance LLC, Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.50%
,
 10/04/28
(c)
52 51,222
Scientific Games Holdings LP, 1st Lien Term
Loan, 04/04/29
(l)
.................. 181 179,125
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 08/13/22 .................. 472 465,381
1,447,565
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28
(a)
................. 79 76,498
Industrial Conglomerates — 0.0%
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.22%
,
 10/04/28
(a)(c)
................ 30 29,250
Machinery — 0.0%
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.75%
,
 10/04/28
(a)
..... 12 11,890
Media — 0.1%
(a)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.90%
,
 04/15/27 ...... 177 174,007
Gray Television, Inc., Term Loan D, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 12/01/28 . 231 230,015
Lamar Media Corp., Term Loan B, (LIBOR USD
1 Month + 1.50%), 1.97%
,
 02/05/27 ..... 19 19,157
423,179
Multiline Retail — 0.0%
Leslie's Poolmart, Inc., Term Loan, (LIBOR USD
3 Month + 2.50%), 3.02%
,
 03/09/28
(a)
.... 45 44,311
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, Term Loan B1, (LIBOR
USD 1 Month + 2.25%), 2.71%
,
 11/01/26 .. 458 453,914
Southwestern Energy Co., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.15%
,
 06/22/27
(c)
161 160,196
614,110
Personal Products — 0.1%
Olaplex, Inc., Term Loan, (LIBOR USD 1 Month
+ 3.75%), 4.25%
,
 02/23/29
(a)(c)
......... 469 466,655
Pharmaceuticals — 0.0%
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 11/15/27
(a)
................. 266 261,177
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 3.01%
,
 12/30/26
(a)
166 163,601

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Software — 0.0%
ConnectWise LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.00%
,
 09/29/28
(a)
..... USD 157 $ 155,355
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B, (LIBOR USD 1
Month + 3.00%), 3.50%
,
 04/16/28
(a)
..... 137 132,856
Textiles, Apparel & Luxury Goods — 0.0%
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(a)
................. 62 61,226
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR USD
1 Month + 0.00%), 2.98%
,
 07/01/25
(a)(c)
... 601 599,348
Total Floating Rate Loan Interests — 0.8%
(Cost: $6,809,492) ............................... 6,733,806
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 106 68,026
Colombia — 0.1%
Ecopetrol SA, 6.88%
,
04/29/30 .......... 318 334,218
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 200 177,040
511,258
India — 0.0%
Power Finance Corp. Ltd., 4.50%
,
06/18/29
(g)
. 200 198,932
Mexico — 0.3%
Petroleos Mexicanos
7.19%, 09/12/24 .................. MXN 22 105,846
6.88%, 10/16/25 .................. USD 124 129,692
6.84%, 01/23/30 .................. 286 283,855
6.70%, 02/16/32 .................. 2,099 1,994,050
7.69%, 01/23/50 .................. 99 86,130
6.95%, 01/28/60 .................. 40 32,396
2,631,969
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(g)
.......... 200 129,522
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/26
(b)
........ 200 75,000
Total Foreign Agency Obligations — 0.4%
(Cost: $4,001,501) ............................... 3,614,707
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 1.13%
,
07/09/35
(e)
. 421 128,194
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ........ 200 205,400
China — 0.3%
People's Republic of China
2.85%, 06/04/27 .................. CNY 8,800 1,395,727
3.01%, 05/13/28 .................. 4,620 735,538
2,131,265
Colombia — 0.0%
Republic of Colombia, 4.50%
,
03/15/29 ..... USD 327 314,697
Security
Par (000)
Par (000) Value
Dominican Republic — 0.0%
Dominican Republic Government Bond, 5.50%
,
02/22/29
(b)
...................... USD 265 $ 261,737
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 414 433,872
Indonesia — 0.1%
Republic of Indonesia
8.38%, 03/15/34 .................. IDR 3,484,000 265,863
7.50%, 06/15/35 .................. 3,465,000 247,647
3.05%, 03/12/51 .................. USD 441 398,602
912,112
Mexico — 0.3%
United Mexican States
2.66%, 05/24/31 .................. 598 544,778
4.50%, 01/31/50 .................. 1,011 954,890
4.40%, 02/12/52 .................. 610 561,505
2,061,173
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
200 200,750
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 347 354,873
4.50%, 04/01/56 .................. 488 479,246
834,119
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 .................. 231 240,067
3.55%, 03/10/51 .................. 356 332,148
572,215
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 .................. 516 517,992
3.20%, 07/06/46 .................. 329 295,725
813,717
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(h)(i)
.... RUB 34,399 12,701
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. USD 179 189,349
5.10%, 06/18/50 .................. 234 276,714
466,063
Total Foreign Government Obligations — 1.2%
(Cost: $10,156,075) ............................... 9,348,015
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares- BATS
Series A
(m)
...................... 14,408,518 139,330,367
Total Investment Companies — 17.1%
(Cost: $144,284,000) .............................. 139,330,367

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Municipal Bonds
California - 0.3%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. USD 290 $ 444,681
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 110 155,511
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 500 634,400
State of California
Series 2018, GO, 4.60%, 04/01/38 ...... 815 868,550
Series 2009, GO, 7.55%, 04/01/39 ...... 65 96,626
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 25 28,016
2,227,784
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 54 72,083
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 775 823,286
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 30 30,440
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 167 244,178
New York - 0.0%
Metropolitan Transportation Authority, Series
2010A, RB, 6.67%, 11/15/39 .......... 75 94,186
New York City Municipal Water Finance
Authority
Series 2010EE, RB, 6.01%, 06/15/42 .... 35 46,663
Series 2011CC, RB, 5.88%, 06/15/44 .... 55 72,925
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 60 70,506
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 ... 120 148,092
Series 2014-181, RB, 4.96%, 08/01/46 ... 195 229,589
661,961
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 135 222,948
Texas - 0.2%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 215 273,256
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 215 272,389
545,645
Total Municipal Bonds — 0.6%
(Cost: $4,832,347) ............................... 4,828,325
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.81%, 06/25/35
(a)
... 105 90,301
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 1.06%, 01/25/36
(a)
... 45 39,772
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.14%,
02/25/36
(a)
.................... USD 16 $ 14,943
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 51 32,616
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 8 5,402
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.87%,
11/25/46
(a)
.................... 57 48,365
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.68%), 1.14%, 10/25/46
(a)
.. 143 112,865
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.84%, 07/25/46
(a)
... 8 7,342
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 0.92%, 11/25/36
(a)
.. 56 53,626
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 0.96%, 07/25/46
(a)
.. 69 66,325
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 10 5,685
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.74%, 04/25/47
(a)
... 16 14,279
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.08%,
10/25/46 ..................... 48 38,732
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 0.67%, 10/25/46 .... 54 33,402
Series 2006-5, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.92%), 1.06%, 11/25/46 ..... 108 38,286
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 0.84%, 02/25/47 ..... 53 26,539
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.49%, 07/31/57 270 108,290
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 3.31%, 09/27/46 .... 72 71,879
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 68 67,104
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 0.74%, 08/25/36 .... 21 20,292
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.63%, 03/25/37 .... 84 78,825
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.60%, 03/25/37 .... 10 9,816
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.66%, 09/25/47 .... 37 36,491
Series 2007-AR4, Class 2A1, (LIBOR USD 1
Month + 0.21%), 0.67%, 06/25/37 .... 11 11,178
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 681 385,263
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.10%,
04/25/46
(a)
.................... 131 49,171
Series 2006-OA5, Class 3A1, (LIBOR USD 1
Month + 0.40%), 0.86%, 04/25/46
(a)
... 18 16,710
Series 2007-15, Class 2A2, 6.50%, 09/25/37 188 96,815
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 45 39,044

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2008-2, Class 1A1, 6.50%, 06/25/38 USD 62 $ 52,748
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 142,926
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.81%,
11/25/35
(a)
...................... 43 7,750
CSMC Trust
(a)(b)
Series 2009-5R, Class 4A4, 2.97%,
06/25/36
(c)
.................... —
(d)
2
Series 2014-11R, Class 16A1, 2.94%,
09/27/47 ..................... 3 3,320
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.63%, 08/25/47
(a)
.... 101 111,765
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (LIBOR USD 1
Month + 0.00%), 6.36%, 07/25/36
(a)
..... 8 7,782
Federal Home Loan Mortgage Corp. STACR
REMIC Trust, Series 2022-DNA1, Class B1,
(SOFR30A + 3.40%), 3.50%, 01/25/42
(a)(b)
. 267 242,483
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.14%, 03/25/36
(a)
........... 17 17,115
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.81%, 01/25/35 .... 36 33,899
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.81%, 03/25/35 .... 41 39,184
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 0.81%, 01/25/36 ... 34 28,269
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 4 4,529
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.25%), 0.70%, 07/19/47
(a)
........... 101 92,627
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 2.97%,
09/25/37 ..................... 71 54,284
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 0.70%, 08/25/37 ... 94 87,693
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.61%,
12/25/37
(a)
...................... 18 18,989
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 0.62%, 08/25/37
(a)(b)
......... 17 9,995
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.42%), 0.88%, 04/25/37
(a)
.... 120 112,823
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.57%, 04/16/36
(a)(b)
......... 271 256,562
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 47 47,865
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.88%, 06/25/37
(a)
11 10,046
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 100 97,160
RALI Trust, Series 2007-QH9, Class A1, 1.33%,
11/25/37
(a)
...................... 24 23,017
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.86%, 09/25/35
(a)(b)
.......... 3 3,080
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 4.27%, 05/25/57
(a)
.... USD 19 $ 10,379
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.02%,
04/25/36
(a)
...................... 42 29,902
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.84%, 06/25/36 .... 60 55,368
Series 2006-AR5, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.88%, 05/25/46 .... 35 24,933
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 45 44,812
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.................... 28 26,896
3,317,561
Commercial Mortgage-Backed Securities — 0.9%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... 200 175,070
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 1.84%, 09/15/34 .... 100 98,906
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 2.43%, 09/15/34 .... 150 147,985
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.50%, 04/15/35
(a)(b)
................ 19 18,382
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2015-200P, Class F, 3.60%, 04/14/33 300 281,064
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.90%, 11/15/32 .... 100 87,691
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.40%, 11/15/32 .... 100 82,711
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 2.10%, 09/15/34 .... 650 634,110
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.91%, 01/25/36 .... 32 29,781
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 1.13%, 01/25/36 .... 23 21,223
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 1.00%, 04/25/36 .... 8 7,178
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.71%, 10/25/36 .... 12 11,076
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.76%, 10/25/36 .... 10 9,246
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 0.73%, 07/25/37 .... 20 19,204
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.91%, 09/25/37 .... 100 94,445
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
1.12%, 03/15/37
(a)(b)
................ 35 34,140
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 80 79,282
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 3.90%, 03/15/62
(a)(b)
....... 148 140,964
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.65%, 07/15/35
(a)(b)
140 138,549
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 150 148,888
Series 2013-1515, Class C, 3.45%, 03/10/33 105 100,931

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.40%, 11/15/35
(a)(b)
.......... USD 371 $ 366,410
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 60 56,057
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 110 100,219
Series 2017-GM, Class D, 3.42%, 06/13/39 200 188,677
Series 2017-GM, Class E, 3.42%, 06/13/39 50 45,727
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 2.15%, 12/15/37
(a)(b)
.......... 100 98,371
Cassia Trust,   2.03%, 05/22/34 .......... 367 405,994
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... 30 30,261
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 10,155
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
..................... 126 122,571
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 4.93%, 04/10/49
(a)
.. 20 19,745
Commercial Mortgage Trust
(a)
Series 2015-LC21, Class C, 4.33%,
07/10/48 ..................... 150 147,612
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... 100 87,791
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (LIBOR USD 1
Month + 0.98%), 1.38%, 05/15/36
(a)(b)
.... 698 694,231
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 50 50,014
CSMC Trust
(b)
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.35%, 12/15/30
(a)
... 60 59,586
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 93,747
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.19%, 04/10/37
(a)(b)
.......... 100 83,117
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 140 139,267
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 210 198,707
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(a)
.................... 80 74,535
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 104,503
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 100 99,712
GS Mortgage Securities Trust, Series 2017-
GS7, Class D, 3.00%, 08/10/50
(b)
....... 20 17,660
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 110 107,457
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 100 99,677
Series 2017-APTS, Class EFX, 3.50%,
06/15/34
(a)
.................... 100 95,539
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 100 91,191
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 9,907
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.74%, 06/15/45
(b)
.. USD 11 $ 11,248
Series 2015-JP1, Class D, 4.22%, 01/15/49 50 44,986
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.71%,
03/25/37
(a)(b)
..................... 9 9,266
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.16%, 04/20/48
(a)(b)
... 12 11,535
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... 15 13,411
Morgan Stanley Capital I Trust
(b)
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 3.00%, 11/15/34
(a)
... 211 208,358
Series 2017-H1, Class D, 2.55%, 06/15/50 140 111,423
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 190 157,865
PFP Ltd., Series 2019-5, Class AS, (LIBOR
USD 1 Month + 1.42%), 1.85%, 04/14/36
(a)(b)
33 32,475
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, (LIBOR USD 3
Month + 0.00%), 4.24%, 11/25/47 .... 79 77,114
Series 2017-2, Class M4, 5.00%, 11/25/47 . 40 38,966
Wells Fargo Commercial Mortgage Trust
(a)(b)
Series 2017-C39, Class D, 4.34%, 09/15/50 83 74,109
Series 2017-C41, Class D, 2.60%, 11/15/50 60 45,006
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 1.24%, 12/13/31 .... 151 149,171
7,044,199
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 129 36,840
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
...................... 15,000 275,250
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.60%,
02/15/50 ....................... 1,000 27,023
BBCMS Trust, Series 2015-SRCH, Class XA,
0.93%, 08/10/35
(b)
................. 985 37,475
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 3,475 51,642
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.64%, 01/15/52 4,810 158,743
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.04%, 03/15/52 .... 1,037 59,316
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.70%, 05/10/58 .... 170 4,527
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 1,916 4,982
Series 2015-CR25, Class XA, 0.82%,
08/10/48 ..................... 185 4,234
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.13%, 11/15/50 ... 1,430 18,246
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.82%,
09/15/47 ..................... 1,072 16,618
Series 2014-C23, Class XA, 0.60%,
09/15/47 ..................... 1,000 12,004

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... USD 1,800 $ 51,218
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 25,142
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.18%, 12/15/47 130 3,671
Series 2015-C26, Class XD, 1.32%,
10/15/48 ..................... 120 4,972
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.61%,
03/15/49
(b)
.................... 1,000 56,540
Series 2017-H1, Class XD, 2.16%,
06/15/50
(b)
.................... 110 10,459
Series 2019-L2, Class XA, 1.02%, 03/15/52 382 21,674
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ..................... 1,880 56
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32
(c)
.................... 376 376
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
...................... 1,000 44,990
889,158
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(j)
..... 113 33,357
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $11,804,108) ............................... 11,321,115
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)(i)
....... 1,889 —
Total Other Interests — 0.0%
(Cost: $12) .................................... —
Par (000)
Pa r (000)
Capital Trusts
(a)(f)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 385 388,773
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 770 739,200
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 190 179,075
1,307,048
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 180 171,000
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 310 305,350
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... USD 455 $ 408,645
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
4.42% ....................... 68 67,980
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 680 671,840
1,624,815
Total Capital Trusts — 0.4%
(Cost: $3,086,038) ............................... 2,931,863
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2017-DNA3, Class B1, (LIBOR
USD 1 Month + 4.45%), 4.91%, 03/25/30
(a)
250 260,631
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2018-K732, Class B,
4.06%, 05/25/25
(b)
............... 80 80,640
Series 2018-SB53, Class A10F,
3.62%, 06/25/28 ................ 38 38,845
119,485
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2015-48, 0.68%, 02/16/50 ....... 39 1,096
Series 2015-173, 0.67%, 09/16/55 ...... 133 3,969
Series 2016-125, 0.82%, 12/16/57 ...... 139 5,986
11,051
Mortgage-Backed Securities — 39.7%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 ........... 327 324,422
3.00%, 09/01/27 - 12/01/46 ........... 999 998,812
3.50%, 02/01/31 - 01/01/48 ........... 2,040 2,092,892
4.00%, 08/01/40 - 12/01/45 ........... 157 163,476
4.50%, 02/01/39 - 04/01/49 ........... 2,818 2,975,296
5.00%, 10/01/41 - 11/01/48 ........... 121 129,676
5.50%, 02/01/35 - 06/01/41 ........... 107 117,875
Federal National Mortgage Association
4.00%, 01/01/41 .................. 9 9,308
6.00%, 07/01/39 .................. 91 98,320
Government National Mortgage Association
2.00%, 08/20/50 - 11/20/50 ........... 3,330 3,181,524
2.00%, 04/15/52 - 05/15/52
(o)
.......... 9,823 9,343,868
2.50%, 10/20/51 - 12/20/51 ........... 5,647 5,484,341
2.50%, 04/15/52 - 05/15/52
(o)
.......... 7,510 7,279,961
3.00%, 02/15/45 - 01/20/51 ........... 1,461 1,449,966
3.00%, 04/15/52 - 05/15/52
(o)
.......... 8,164 8,058,109
3.50%, 01/15/42 - 11/20/46 ........... 4,259 4,345,215
3.50%, 04/15/52
(o)
................. 2,656 2,670,928
4.00%, 04/20/39 - 12/20/47 ........... 1,074 1,115,753
4.00%, 04/15/52 - 05/15/52
(o)
.......... 2,581 2,627,049
4.50%, 12/20/39 - 07/20/49 ........... 901 946,745
5.00%, 12/15/38 - 07/20/44 ........... 78 85,479
5.00%, 05/15/52
(o)
................. 1,368 1,426,888
Uniform Mortgage-Backed Securities
1.50%, 04/25/37 - 04/25/52
(o)
.......... 14,175 12,856,535
1.50%, 11/01/41 - 12/01/41 ........... 7,657 6,940,666
2.00%, 10/01/31 - 02/01/52 ........... 19,930 18,581,874

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00%, 04/25/37 - 05/25/52
(o)
.......... USD 48,035 $ 45,043,711
2.50%, 09/01/27 - 02/01/52 ........... 22,825 22,021,435
2.50%, 04/25/37 - 05/25/52
(o)
.......... 28,184 26,935,795
3.00%, 04/01/28 - 03/01/52 ........... 10,194 10,156,017
3.00%, 04/25/37 - 04/25/52
(o)
.......... 9,935 9,735,900
3.50%, 03/01/29 - 08/01/50 ........... 6,541 6,627,698
3.50%, 04/25/37 - 05/25/52
(o)
.......... 25,863 25,895,766
3.50%, 01/01/51
(p)
................. 6,868 6,886,509
4.00%, 08/01/31 - 05/01/52 ........... 16,563 17,034,764
4.00%, 04/25/52 - 05/25/52
(o)
.......... 47,618 48,538,479
4.50%, 02/01/25 - 09/01/49 ........... 8,108 8,552,647
4.50%, 04/25/52
(o)
................. 741 767,860
5.00%, 02/01/35 - 05/01/49 ........... 886 948,356
5.50%, 02/01/35 - 03/01/40 ........... 330 362,249
6.00%, 04/01/35 - 06/01/41 ........... 179 198,428
6.50%, 05/01/40 .................. 71 77,874
323,088,466
Total U.S. Government Sponsored Agency Securities — 39.7%
(Cost: $329,957,327) .............................. 323,479,633
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 ........... 529 661,365
4.50%, 08/15/39 .................. 146 188,448
4.38%, 11/15/39 .................. 146 185,597
4.63%, 02/15/40 .................. 432 566,021
1.13%, 05/15/40 - 08/15/40 ........... 3,866 3,038,510
3.88%, 08/15/40 .................. 432 516,004
1.38%, 11/15/40 .................. 1,933 1,580,303
1.75%, 08/15/41 .................. 1 780
3.13%, 02/15/43 .................. 528 568,260
2.88%, 05/15/43 - 05/15/49 ........... 1,138 1,190,460
3.63%, 08/15/43 .................. 528 612,563
3.75%, 11/15/43 .................. 528 624,484
2.50%, 02/15/45
(p)
................. 4,920 4,792,003
2.75%, 11/15/47
(p)
................. 4,920 5,104,884
3.00%, 02/15/48
(p)
................. 5,129 5,588,005
2.25%, 08/15/49 - 02/15/52 ........... 1,946 1,851,685
2.38%, 11/15/49 - 05/15/51 ........... 617 603,567
1.63%, 11/15/50 .................. 13 10,653
U.S. Treasury Notes
1.75%, 04/30/22 - 11/15/29 ........... 16,506 16,316,834
2.13%, 12/31/22 - 05/15/25 ........... 3,182 3,166,211
0.50%, 03/15/23 - 05/31/27 ........... 7,310 7,001,649
0.13%, 03/31/23 - 05/31/23 ........... 13,341 13,102,321
0.25%, 04/15/23 .................. 4,593 4,522,490
2.75%, 05/31/23 .................. 1,029 1,038,969
1.50%, 10/31/24 - 02/15/30 ........... 10,676 10,346,166
2.00%, 02/15/25 .................. 1,283 1,264,958
0.38%, 04/30/25 - 12/31/25 ........... 17,870 16,602,632
0.75%, 05/31/26 .................. 4,768 4,434,612
1.63%, 11/30/26 - 05/15/31 ........... 3,502 3,333,990
2.38%, 05/15/27 - 05/15/29 ........... 1,864 1,856,657
2.25%, 08/15/27 .................. 3,746 3,705,613
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.25%, 03/31/28 - 09/30/28 ........... USD 6,534 $ 6,087,650
2.88%, 08/15/28 .................. 309 316,616
3.13%, 11/15/28 .................. 1,164 1,211,970
2.63%, 02/15/29 .................. 474 479,703
1.88%, 02/28/29 - 02/15/32 ........... 191 183,790
1.13%, 02/15/31 .................. 870 785,549
Total U.S. Treasury Obligations — 15.1%
(Cost: $131,727,700) .............................. 123,441,972
Total Long-Term Investments — 109.9%
(Cost: $937,841,236) .............................. 896,056,184
Shares
Shares
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(m)(q)
.................. 135,068,947 135,068,947
Total Short-Term Securities — 16.6%
(Cost: $135,068,947) .............................. 135,068,947
Total Options Purchased — 0.1%
(Cost: $281,686) ................................. 435,423
Total Investments Before Options Written and TBA Sale
Commitments — 126.6%
(Cost: $1,073,191,869 ) ............................ 1,031,560,554
Total Options Written — (0.0)%
(Premium Received — $(116,355)) .................... (169,288)
Par (000)
Pa r (000)
TBA Sale Commitments
(o)
Mortgage-Backed Securities — (7.5)%
Government National Mortgage Association
3.00% ,  04/15/52 .................. (491) (485,116)
4.00% ,  04/15/52 - 05/15/52 ........... (497) (506,471)
4.50% ,  04/15/52 .................. (294) (303,923)
3.50% ,  05/15/52 .................. (44) (44,103)
5.00% ,  05/15/52 .................. (32) (33,378)
Uniform Mortgage-Backed Securities
2.00% ,  04/25/37 - 04/25/52 ........... (3,704) (3,501,488)
1.50% ,  04/25/52 .................. (6,894) (6,152,269)
2.50% ,  04/25/52 .................. (9,398) (8,966,088)
3.00% ,  04/25/52 - 05/25/52 ........... (14,303) (13,985,102)
3.50% ,  04/25/52 .................. (5,028) (5,036,464)
4.00% ,  04/25/52 - 05/25/52 ........... (21,408) (21,799,307)
4.50% ,  05/25/52 .................. (110) (113,547)
Total TBA Sale Commitments — (7.5)%
(Proceeds: $(61,291,563)) .......................... (60,927,256)
Total Investments Net of Options Written and TBA Sale
Commitments — 119.1%
(Cost: $1,011,783,951 ) ............................ 970,464,010
Liabilities in Excess of Other Assets — (19.1)% ............ (155,400,417)
Net Assets — 100.0% ............................... $ 815,063,593
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
(d)
Rounds to less than 1,000.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Perpetual security with no stated maturity date.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(q)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 190,346,721 $ — $ (55,277,774) $ — $ — $ 135,068,947 135,068,947 $ 12,490 $ —
BlackRock Allocation Target
Shares- BATS Series A ..... 143,797,007 — — — (4,466,640) 139,330,367 14,408,518 — —
$ — $ (4,466,640) $ 274,399,314 $ 12,490 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 51 06/08/22 $ 8,951 $ (26,159)
U.S. Treasury 10 Year Note ................................................... 85 06/21/22 10,435 74,607
U.S. Treasury Long Bond .................................................... 207 06/21/22 31,102 (826,491)
U.S. Treasury Ultra Bond .................................................... 161 06/21/22 28,542 (1,058,306)
U.S. Treasury 2 Year Note .................................................... 170 06/30/22 36,003 (358,795)
U.S. Treasury 5 Year Note .................................................... 248 06/30/22 28,408 (569,654)
(2,764,798)
Short Contracts
Euro-BTP ............................................................... 48 06/08/22 7,344 177,852
Euro- Buxl ............................................................... 8 06/08/22 1,648 42,933
U.S. Treasury 10 Year Ultra Note ............................................... 88 06/21/22 11,924 269,947
Long Gilt ............................................................... 21 06/28/22 3,344 (5,764)
3 Month SONIA Index ....................................................... 38 03/14/23 12,211 7,026
491,994
$ (2,272,804)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 10,387,144 USD 502,000 Citibank NA 04/01/22 $ 20,230
USD 490,774 EUR 442,000 Bank of America NA 04/01/22 1,812
USD 252,000 ZAR 3,665,972 UBS AG 04/01/22 1,120
ZAR 3,872,584 USD 252,000 Bank of America NA 04/01/22 13,018
BRL 838,532 USD 164,000 Citibank NA 04/04/22 12,124
BRL 2,152,960 USD 416,024 Goldman Sachs International 04/04/22 36,180
USD 248,000 JPY 28,969,534 Citibank NA 04/18/22 9,976
AUD 169,000 CAD 155,901 Royal Bank of Canada 04/20/22 1,788
CAD 152,665 USD 122,000 HSBC Bank plc 04/20/22 109
COP 940,950,000 USD 246,000 Citibank NA 04/20/22 2,854
CZK 9,408,972 EUR 378,000 Bank of New York Mellon 04/20/22 7,242
CZK 3,824,740 USD 168,000 Goldman Sachs International 04/20/22 5,004
EUR 111,000 SEK 1,152,822 Deutsche Bank AG 04/20/22 206
EUR 298,000 USD 329,180 Deutsche Bank AG 04/20/22 634
MXN 1,723,913 USD 86,000 BNP Paribas SA 04/20/22 431
MXN 16,171,181 USD 780,024 HSBC Bank plc 04/20/22 30,743
USD 244,000 CLP 192,394,000 Citibank NA 04/20/22 160
RUB 4,097,598 USD 46,564 Goldman Sachs International 05/24/22 8,273
RUB 9,344,990 USD 77,552 JPMorgan Chase Bank NA 05/24/22 47,510
USD 2,124,487 CNY 13,533,790 BNP Paribas SA 05/24/22 1,475
RUB 2,315,962 USD 20,450 Citibank NA 05/25/22 10,498
RUB 6,617,396 USD 56,337 JPMorgan Chase Bank NA 05/25/22 32,090
RUB 1,679,401 USD 15,337 Morgan Stanley & Co. International plc 05/25/22 7,104
TRY 82,632 USD 5,192 Barclays Bank plc 06/08/22 166
TRY 2,599,004 USD 162,808 UBS AG 06/08/22 5,700
CHF 1,270,338 EUR 1,230,000 BNP Paribas SA 06/15/22 14,564
EUR 1,220,000 GBP 1,023,203 Bank of America NA 06/15/22 9,704
EUR 1,270,000 GBP 1,061,148 Deutsche Bank AG 06/15/22 15,340
EUR 1,580,000 GBP 1,315,524 Goldman Sachs International 06/15/22 25,185
EUR 890,000 USD 975,142 Barclays Bank plc 06/15/22 12,209
EUR 2,230,000 USD 2,452,908 Deutsche Bank AG 06/15/22 21,018
EUR 760,000 USD 829,251 HSBC Bank plc 06/15/22 13,880
EUR 490,000 USD 542,782 Morgan Stanley & Co. International plc 06/15/22 816
USD 677,628 EUR 610,000 Barclays Bank plc 06/15/22 904
USD 544,754 EUR 490,000 Deutsche Bank AG 06/15/22 1,156

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,558,907 EUR 1,401,000 JPMorgan Chase Bank NA 06/15/22 $ 4,661
USD 683,164 GBP 520,000 JPMorgan Chase Bank NA 06/15/22 263
USD 15,511 JPY 1,826,000 Bank of America NA 06/15/22 483
376,630
EUR 107,324 USD 120,766 Deutsche Bank AG 04/01/22 (2,038)
EUR 314,232 USD 353,482 HSBC Bank plc 04/01/22 (5,862)
EUR 20,444 USD 23,006 JPMorgan Chase Bank NA 04/01/22 (390)
USD 102,930 MXN 2,129,510 Barclays Bank plc 04/01/22 (4,134)
USD 86,000 MXN 1,718,333 BNP Paribas SA 04/01/22 (392)
USD 261,606 MXN 5,416,192 Citibank NA 04/01/22 (10,702)
USD 25,732 MXN 532,168 Deutsche Bank AG 04/01/22 (1,024)
USD 25,732 MXN 532,455 Goldman Sachs International 04/01/22 (1,038)
USD 250,000 BRL 1,272,750 Citibank NA 04/04/22 (17,326)
USD 166,024 BRL 802,062 Deutsche Bank AG 04/04/22 (2,440)
USD 164,000 BRL 811,340 Goldman Sachs International 04/04/22 (6,412)
JPY 29,004,514 USD 246,000 HSBC Bank plc 04/18/22 (7,690)
USD 533,576 IDR 7,694,905,232 Deutsche Bank AG 04/18/22 (2,604)
USD 123,000 ZAR 1,863,329 Citibank NA 04/19/22 (4,274)
CLP 187,429,000 USD 242,000 Citibank NA 04/20/22 (4,454)
COP 907,500,000 USD 242,000 Goldman Sachs International 04/20/22 (1,994)
EUR 442,000 USD 491,052 Bank of America NA 04/20/22 (1,864)
USD 752,876 COP 2,874,301,810 Citibank NA 04/20/22 (7,291)
USD 168,000 CZK 3,772,096 HSBC Bank plc 04/20/22 (2,624)
USD 328,882 EUR 300,000 Royal Bank of Canada 04/20/22 (3,146)
USD 123,000 MXN 2,512,828 HSBC Bank plc 04/20/22 (2,984)
USD 507,000 ZAR 7,696,443 Barclays Bank plc 04/20/22 (18,633)
ZAR 3,675,536 USD 252,000 UBS AG 04/20/22 (976)
USD 252,000 TRY 3,864,672 UBS AG 04/29/22 (6,238)
USD 102,375 MXN 2,119,190 BNP Paribas SA 05/24/22 (3,197)
USD 362,645 RUB 28,035,000 JPMorgan Chase Bank NA 05/24/22 (12,540)
USD 124,518 RUB 11,686,014 Citibank NA 05/25/22 (31,639)
USD 168,000 TRY 2,688,000 Citibank NA 06/08/22 (6,280)
CHF 1,292,511 EUR 1,270,000 Barclays Bank plc 06/15/22 (5,739)
EUR 964,795 CHF 989,693 Barclays Bank plc 06/15/22 (4,104)
EUR 485,205 CHF 498,539 HSBC Bank plc 06/15/22 (2,946)
EUR 430,000 CHF 441,743 JPMorgan Chase Bank NA 06/15/22 (2,531)
EUR 620,000 CHF 637,766 Morgan Stanley & Co. International plc 06/15/22 (4,555)
EUR 300,000 GBP 253,749 BNP Paribas SA 06/15/22 (426)
EUR 630,000 USD 700,450 Goldman Sachs International 06/15/22 (1,538)
GBP 1,222,435 EUR 1,460,000 Bank of America NA 06/15/22 (14,310)
GBP 1,372,095 EUR 1,640,000 Deutsche Bank AG 06/15/22 (17,455)
GBP 532,323 EUR 640,000 HSBC Bank plc 06/15/22 (10,920)
GBP 523,907 EUR 630,000 JPMorgan Chase Bank NA 06/15/22 (10,879)
GBP 37,803 USD 49,910 Barclays Bank plc 06/15/22 (264)
GBP 355,000 USD 467,736 JPMorgan Chase Bank NA 06/15/22 (1,524)
GBP 127,197 USD 167,979 State Street Bank and Trust Co. 06/15/22 (935)
USD 131,769 CAD 168,000 Morgan Stanley & Co. International plc 06/15/22 (2,590)
USD 697,325 EUR 630,000 Bank of America NA 06/15/22 (1,587)
USD 459,637 EUR 420,000 Barclays Bank plc 06/15/22 (6,303)
USD 5,673,038 EUR 5,155,000 BNP Paribas SA 06/15/22 (45,834)
USD 494,235 EUR 450,000 Goldman Sachs International 06/15/22 (4,988)
USD 408,430 EUR 370,000 HSBC Bank plc 06/15/22 (2,042)
USD 929,172 EUR 850,000 Morgan Stanley & Co. International plc 06/15/22 (13,804)
(325,460)
$ 51,170

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 05/19/22 COP 4,100.00 COP 4,060.00 USD 42 $ 4,032
Put
EUR Currency ............... One-Touch UBS AG 04/11/22 SEK 9.95 SEK 9.95 EUR 52 268
$ 4,300
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 287 05/20/22 USD 119.00 USD 28,700 $ 76,234
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 04/12/22 ZAR 15.50 USD 588 $ 343
EUR Currency ........................... Bank of America NA 04/13/22 CZK 24.85 EUR 296 608
USD Currency ........................... Bank of America NA 05/27/22 ZAR 15.00 USD 324 5,178
USD Currency ........................... Goldman Sachs International 05/27/22 MXN 20.30 USD 490 6,312
EUR Currency ........................... Bank of America NA 08/05/22 USD 1.19 EUR 4,910 8,315
20,756
Put
EUR Currency ........................... UBS AG 04/28/22 SEK 10.50 EUR 295 4,673
USD Currency ........................... Barclays Bank plc 05/06/22 CLP 815.00 USD 670 25,559
30,232
$ 50,988
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 2.02% Semi-Annual 1 day SOFR Quarterly Bank of America NA 05/04/22 2.02 % USD 146,730 $ 303,901
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ...................... 2 04/22/22 USD 121.50 USD 200 $ (781)
U.S. Treasury 10 Year Note ...................... 5 04/22/22 USD 123.00 USD 500 (4,609)
$ (5,390)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 04/12/22 ZAR 16.25 USD 840 $ (57)
EUR Currency ............................. UBS AG 04/28/22 SEK 10.80 EUR 148 (179)
USD Currency ............................. Goldman Sachs International 04/28/22 TRY 15.00 USD 252 (8,139)
USD Currency ............................. Barclays Bank plc 05/06/22 CLP 855.00 USD 334 (813)
USD Currency ............................. Bank of America NA 05/27/22 ZAR 15.70 USD 486 (3,022)
USD Currency ............................. Goldman Sachs International 05/27/22 MXN 20.70 USD 734 (5,599)
–
(17,809)
–
Put
USD Currency ............................. Bank of America NA 04/08/22 RUB 72.00 USD 253 (3,418)
USD Currency ............................. Citibank NA 04/08/22 RUB 72.00 USD 842 (11,376)
USD Currency ............................. Barclays Bank plc 05/06/22 CLP 795.00 USD 670 (13,986)
–
(28,780)
–
$ (46,589)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 1 day SOFR At Termination 2.32% At Termination Bank of America NA 05/04/22 2.32 % USD 146,730 $ (117,309)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.CROSSOVER.37.V1 ........ 5.00 % Quarterly 06/20/27 EUR 4,620 $ (190,229) $ (152,190) $ (38,039)
ITRAXX.EUR.MAIN.37.V1 .............. 1.00 Quarterly 06/20/27 EUR 12,140 (93,823) (74,127) (19,696)
$ (284,052) $ (226,317) $ (57,735)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds At Termination 1.18% At Termination 07/27/22
(a)
09/21/22 USD 282,845 $ (215,638) $ — $ (215,638)
1 day Fed Funds At Termination 1.20% At Termination 07/27/22
(a)
09/21/22 USD 272,740 (198,646) — (198,646)
1 day Fed Funds At Termination 1.24% At Termination 07/27/22
(a)
09/21/22 USD 85,987 (57,037) — (57,037)
0.55% Annual 1 day ESTR Annual 03/21/23
(a)
03/21/25 EUR 6,150 56,343 (3,330) 59,673
0.64% Annual 1 day ESTR Annual 03/23/23
(a)
03/23/25 EUR 3,110 22,664 — 22,664
0.70% Annual 1 day ESTR Annual 03/24/23
(a)
03/24/25 EUR 3,120 18,391 — 18,391
0.73% Annual 1 day ESTR Annual 03/27/23
(a)
03/27/25 EUR 6,070 32,117 — 32,117
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 (2,246) — (2,246)
1 day ESTR At Termination 0.85% At Termination 03/20/26
(a)
03/20/27 EUR 12,440 (10,374) 6,610 (16,984)
1 day ESTR At Termination 0.87% At Termination 03/25/26
(a)
03/25/27 EUR 12,670 (7,389) — (7,389)
1 day ESTR At Termination 1.01% At Termination 03/30/26
(a)
03/30/27 EUR 12,750 11,196 — 11,196
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 (8,561) — (8,561)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 9,075 $ (17,628) $ — $ (17,628)
28 day MXIBTIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 10,481 (21,841) — (21,841)
28 day MXIBTIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 6,232 (13,642) — (13,642)
28 day MXIBTIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 5,588 2,433 — 2,433
$ (409,858) $ 3,280 $ (413,138)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 3.50% At Termination 03/31/27 USD 3,822 $ 24,923 $ — $ 24,923
1 month USCPI At Termination 3.52% At Termination 03/31/27 USD 3,822 29,089 — 29,089
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 4,447 (477,982) — (477,982)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 3,480 (308,485) — (308,485)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 1,837 (68,765) — (68,765)
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 1,839 (70,731) — (70,731)
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 1,930 (97,238) — (97,238)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 1,930 (96,735) — (96,735)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 806 (37,592) — (37,592)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 1,124 (49,368) — (49,368)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 965 (35,131) — (35,131)
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 965 (31,820) — (31,820)
1 month USCPI At Termination 2.89% At Termination 02/28/32 USD 1,979 (35,254) — (35,254)
1 month USCPI At Termination 3.06% At Termination 04/04/32 USD 1,477 – — —
$ (1,255,089) $ — $ (1,255,089)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 122 $ 705 $ 1,678 $ (973)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 451 1,052 (601)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 693 1,651 (958)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 170 982 2,294 (1,312)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 693 1,651 (958)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 123 707 1,661 (954)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/27 USD 1,718 86,572 104,667 (18,095)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 1,413 61,425 78,554 (17,129)
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 1,092 (8,709) 13,402 (22,111)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 540 27,454 33,493 (6,039)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 200 10,183 12,422 (2,239)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 223 11,343 13,837 (2,494)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 754 (7,967) 4,056 (12,023)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 230 37 (493) 530
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 190 29 (273) 302
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,392 365 15,159 (14,794)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 300 (892) 1,838 (2,730)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 240 (713) 1,490 (2,203)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.AAA .......... 0.50 % Monthly Morgan Stanley & Co. International plc 09/17/58 USD 459 $ (1,367) $ 3,035 $ (4,402)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 200 (594) 1,225 (1,819)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 180 (535) 1,103 (1,638)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 16 813 421 392
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 226 (96) (85) (11)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 96 (41) (5) (36)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 57 6,989 2,632 4,357
$ – $ – $ –
$ 188,527 $ 296,465 $ (107,938)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (4) $ 4
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 58 (2,946) (3,182) 236
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 240 (1,009) (4,735) 3,726
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 120 (505) (2,413) 1,908
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 20 (1,109) (780) (329)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 57 (6,989) (2,175) (4,814)
$ (12,558) $ (13,289) $ 731
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 688,128 $ 65,939 $ — $ 65,939
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 688,128 (69,281) — (69,281)
1 day
BZDIOVER At Termination 11.47% At Termination
Goldman Sachs
International 01/02/24 BRL 2,908 (5,156) (12,250) 7,094
$ (8,498) $ (12,250) $ 3,752
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00%
1 day ESTR ......................................... Euro Short-Term Rate (1.22)
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.13
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
RUB New Russian Ruble
SEK Swedish Krona
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 20,231,126 $ 300,425 $ 20,531,551
Corporate Bonds
Aerospace & Defense .................................... — 10,284,142 — 10,284,142
Air Freight & Logistics .................................... — 62,983 — 62,983
Airlines .............................................. — 3,547,824 — 3,547,824
Automobiles .......................................... — 1,505,933 — 1,505,933
Banks ............................................... — 41,910,754 — 41,910,754
Beverages ........................................... — 3,099,965 — 3,099,965
Biotechnology ......................................... — 4,869,851 — 4,869,851
Building Products ....................................... — 202,831 — 202,831
Capital Markets ........................................ — 28,287,618 — 28,287,618
Chemicals ............................................ — 2,541,961 — 2,541,961
Commercial Services & Supplies ............................. — 1,818,201 — 1,818,201
Communications Equipment ................................ — 1,839,380 — 1,839,380
Construction & Engineering ................................ — 250,525 — 250,525
Consumer Finance ...................................... — 3,522,518 — 3,522,518
Containers & Packaging .................................. — 223,256 — 223,256
Diversified Financial Services ............................... — 585,848 — 585,848
Diversified Telecommunication Services ........................ — 12,899,950 — 12,899,950
Electric Utilities ........................................ — 17,970,053 — 17,970,053
Energy Equipment & Services .............................. — 128,340 — 128,340
Entertainment ......................................... — 1,387,592 — 1,387,592
Equity Real Estate Investment Trusts (REITs) .................... — 11,182,657 601,049 11,783,706
Food & Staples Retailing .................................. — 160,997 — 160,997
Food Products ......................................... — 392,806 — 392,806
Gas Utilities ........................................... — 1,010,792 — 1,010,792
Health Care Equipment & Supplies ........................... — 766,479 — 766,479

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ — $ 10,939,481 $ — $ 10,939,481
Hotels, Restaurants & Leisure .............................. — 1,057,179 — 1,057,179
Household Durables ..................................... — 92,088 — 92,088
Independent Power and Renewable Electricity Producers ............ — 17,929 — 17,929
Industrial Conglomerates .................................. — 1,080,363 — 1,080,363
Insurance ............................................ — 2,721,014 — 2,721,014
Internet & Direct Marketing Retail ............................ — 561,027 — 561,027
IT Services ........................................... — 3,745,388 — 3,745,388
Life Sciences Tools & Services .............................. — 1,136,922 — 1,136,922
Machinery ............................................ — 1,116,987 — 1,116,987
Media ............................................... — 7,700,888 — 7,700,888
Metals & Mining ........................................ — 3,984,275 — 3,984,275
Multiline Retail ......................................... — 1,995 — 1,995
Multi-Utilities .......................................... — 983,221 — 983,221
Oil, Gas & Consumable Fuels ............................... — 28,941,906 — 28,941,906
Paper & Forest Products .................................. — 223,793 — 223,793
Pharmaceuticals ....................................... — 2,312,440 — 2,312,440
Real Estate Management & Development ....................... — 1,153,600 — 1,153,600
Road & Rail ........................................... — 5,363,479 — 5,363,479
Semiconductors & Semiconductor Equipment .................... — 8,866,312 — 8,866,312
Software ............................................. — 6,939,513 — 6,939,513
Specialty Retail ........................................ — 1,447,428 — 1,447,428
Technology Hardware, Storage & Peripherals .................... — 2,355,330 — 2,355,330
Thrifts & Mortgage Finance ................................ — 466,265 — 466,265
Tobacco ............................................. — 2,127,274 — 2,127,274
Trading Companies & Distributors ............................ — 90,246 — 90,246
Wireless Telecommunication Services ......................... — 4,014,182 — 4,014,182
Floating Rate Loan Interests
Aerospace & Defense .................................... — 41,493 — 41,493
Air Freight & Logistics .................................... — 266,711 — 266,711
Building Products ....................................... — 66,272 — 66,272
Capital Markets ........................................ — — 280,080 280,080
Chemicals ............................................ — 197,935 — 197,935
Commercial Services & Supplies ............................. — 139,922 — 139,922
Construction Materials .................................... — 223,995 — 223,995
Consumer Finance ...................................... — — 4,200 4,200
Diversified Consumer Services .............................. — — 148,169 148,169
Diversified Financial Services ............................... — 646,018 — 646,018
Food Products ......................................... — 187,860 — 187,860
Health Care Providers & Services ............................ — 44,130 — 44,130
Hotels, Restaurants & Leisure .............................. — 1,396,343 51,222 1,447,565
Household Durables ..................................... — 76,498 — 76,498
Industrial Conglomerates .................................. — — 29,250 29,250
Machinery ............................................ — 11,890 — 11,890
Media ............................................... — 423,179 — 423,179
Multiline Retail ......................................... — 44,311 — 44,311
Oil, Gas & Consumable Fuels ............................... — 453,914 160,196 614,110
Personal Products ...................................... — — 466,655 466,655
Pharmaceuticals ....................................... — 261,177 — 261,177
Road & Rail ........................................... — 163,601 — 163,601
Software ............................................. — 155,355 — 155,355
Specialty Retail ........................................ — 132,856 — 132,856
Textiles, Apparel & Luxury Goods ............................ — 61,226 — 61,226
Thrifts & Mortgage Finance ................................ — — 599,348 599,348
Foreign Agency Obligations ................................. — 3,614,707 — 3,614,707
Foreign Government Obligations .............................. — 9,348,015 — 9,348,015
Municipal Bonds ......................................... — 4,828,325 — 4,828,325
Non-Agency Mortgage-Backed Securities ........................ — 11,223,577 97,538 11,321,115
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 2,931,863 — 2,931,863
U.S. Government Sponsored Agency Securities .................... — 323,479,633 — 323,479,633
U.S. Treasury Obligations ................................... — 123,441,972 — 123,441,972
Short-Term Securities ....................................... 135,068,947 — — 135,068,947
Options Purchased
Foreign currency exchange contracts ........................... — 55,288 — 55,288
Interest rate contracts ...................................... 76,234 303,901 — 380,135

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (60,927,256) $ — $ (60,927,256)
$ 135,145,181 $ 693,419,618 $ 2,738,132 $ 831,302,931
Investments Valued at NAV
(a)
..................................... 139,330,367
$ —
$ 970,633,298
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 11,455 $ — $ 11,455
Foreign currency exchange contracts ............................ — 376,630 — 376,630
Interest rate contracts ....................................... 572,365 219,507 — 791,872
Other contracts ........................................... — 54,012 — 54,012
Liabilities
Credit contracts ........................................... — (176,397) — (176,397)
Foreign currency exchange contracts ............................ — (372,049) — (372,049)
Interest rate contracts ....................................... (2,850,559) (746,202) — (3,596,761)
Other contracts ........................................... — (1,309,101) — (1,309,101)
$ (2,278,194) $ (1,942,145) $ — $ (4,220,339)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.